UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Reports to Stockholders.

January 31, 2015

ANNUAL REPORT

SEI Daily Income Trust

† Money Market Fund

† Government Fund

† Government II Fund

† Prime Obligation Fund

† Treasury Fund

† Treasury II Fund

† Ultra Short Duration Bond Fund

† Short-Duration Government Fund

† Intermediate-Duration Government Fund

† GNMA Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SEI DAILY INCOME TRUST — JANUARY 31, 2015

Letter to Shareholders

To Our Shareholders:

During the Funds’ most recently completed fiscal year, from the start of February 2014 through the end of January 2015, fixed-income markets largely recovered from the challenging headwinds they faced during the prior year. Long-term interest rates, which were widely expected to rise during the period, defied consensus expectations by falling significantly. For example, the yield on the 10-year U.S. Treasury started the period at 2.7% and ended the period at 1.7%. The steady decline in rates provided a tailwind to most of the fixed-income market; although certain areas (such as emerging-market and high-yield debt) struggled, while shorter-term yields remained compressed due to central-bank policies.

Geopolitical Events

When Russian President Vladimir Putin successfully annexed Crimea from Ukraine in early 2014, he appeared to be running circles around western political rivals. The European Union and the U.S. imposed multiple rounds of economic sanctions in response, but these did not impact the Russian economy or financial markets too badly — until the price of oil began a sharp, deep descent after the middle of the year. (Russia is a major oil producer and its economy and public expenditures rely heavily on oil revenues.)

The falling oil price was the result of several factors, most notably expanding supply within North America, where significant investments have been made in energy production in recent years. The resulting pressure on oil prices was strong enough to overcome the supply interruptions caused by chaotic social and political conditions in other oil-producing areas, such as Iraq, Syria and Libya. The Organization of the Petroleum Exporting Countries, led by Saudi Arabia, chose not to cut production in order to support prices. As a result, the sharply lower price of oil in 2014 came to reflect an intense battle for market share, especially, many analysts believe, between Saudi Arabia and North America. While Saudi Arabia has thus far been able to weather the conflict, thanks to the massive foreign-currency reserves it has amassed over the years, there has been significant collateral damage to other countries that rely heavily on oil revenues. Examples include Iran (a major regional rival of Saudi Arabia), Russia (a key ally of Iran), Nigeria, Venezuela and others. Another factor driving oil prices lower was the sharp appreciation of the U.S. dollar against other currencies from the middle of 2014 through the end of January. (Most global oil transactions are denominated in dollars.)

Sharply lower oil prices have also had negative repercussions in the U.S. and Canada, given that many of North America’s recent energy investments require higher oil prices to remain profitable. On the other hand, the roughly 50% drop in oil prices during 2014 has acted as a boon to consumers and oil-importing countries. For U.S. fixed-income investors, falling oil prices had their most relevant impacts on inflation expectations and intermediate-to-long-term interest rates, which were both pulled lower.

Economic Performance

In the U.S., poor winter weather caused a surprise decline in economic activity in the first quarter of 2014. However, this was followed by a healthy rebound in the second quarter and an even stronger rebound in the third, as the economy got back on track. The state of the labor market continued to improve as a result. Nonfarm payrolls expanded steadily, layoffs declined, and the unemployment rate fell below 6% for the first time since 2008. Tepid wage growth remained a lingering concern; but with tightening labor markets, continued economic growth, and still-healthy corporate profits, this may begin to finally turn around. The combination of firming labor markets, falling oil prices and lower interest rates helped home prices regain traction in the second half of the period.

Given the continued improvement in the U.S. economy, the Federal Reserve (Fed) terminated its bond-buying programs during the year and is now widely expected to begin raising interest rates sometime in 2015. This kept slight-but-steady upward pressure on shorter-term yields, which continued to exhibit the higher volatility that began in mid-2013.

Market Developments

In many respects, the Funds’ recently completed fiscal year was a year of two halves. Over the full year, financial markets overcame continued sluggishness in the global economy, the end of the Fed’s quantitative-easing efforts and two sharp-but-brief periods of volatility — to deliver generally positive results. However, whereas the first half of the period was marked by calm markets and depressed volatility, the second half was

SEI Daily Income Trust / Annual Report / January 31, 2015	1

SEI DAILY INCOME TRUST — JANUARY 31, 2015

Letter to Shareholders (Concluded)

marked by sharp trends in areas such as oil and other commodities, interest rates and the U.S. dollar. Market volatility spiked briefly in both October and December 2014. During those periods, riskier assets (such as stocks, commodities, high-yield debt and emerging-market securities) sold off, and investors bid up the prices of perceived safe havens (such as government and investment-grade corporate bonds). Inflation-sensitive assets (including commodities and Treasury inflation-protected securities) (“TIPS”) suffered, as the dollar strengthened dramatically during the second half of the year through the end of January.

Several areas of U.S. fixed-income markets regained their footing after a challenging prior year. This included U.S. Treasurys, investment-grade corporates, mortgages and municipals. The yield on the bellwether 10-year Treasury note fell by more than 80 basis points (0.80%), as worries about the end of the Fed’s quantitative easing receded, inflation expectations softened, and, at times (especially in the second half of the period), investors sought out safety. (Bond yields and prices typically move inversely.) This resulted in attractive returns for longer-dated Treasurys and, combined with the aforementioned upward pressure on short-term interest rates, caused the yield curve to flatten. Mortgage-backed securities (MBS) performed well overall despite the end of the Fed’s MBS purchase program in October. Commercial real estate also continued to perform well during the period, which was reflected in the solid performance of commercial mortgage-backed securities (CMBS).

While non-agency MBS performed well, agency MBS underperformed Treasurys and, within mortgages, Ginnie Maes (GNMA) underperformed conventional mortgage securities (such as those issued by Fannie Mae and Federal Home Loan Banks). These dynamics were driven in part by lower levels of foreign bank buying, but the more significant factor was increased refinancing activity. This occurred in response to lower interest rates and, at the end of the period in January 2015, the Federal Housing Agency’s (FHA) decision to substantially lower annual mortgage insurance premiums (MIP) for FHA purchases and mortgage refinancings. This was a big surprise, as most market participants expected MIP reductions to begin in the fall of 2015 and to unfold at a more gradual pace, and it had a negative impact on GNMA performance. The Fed’s exit from the MBS market in October also negatively impacted GNMAs, as it made it much easier for FHA homeowners to refinance existing mortgages. (This development may also increase the supply of GNMAs if their rates become more competitive with conventional mortgages for certain borrowers.)

The Barclays U.S. Aggregate Bond Index also performed well, thanks to its fairly long duration (higher price sensitivity to interest rates). Conversely, after finishing 2013 relatively unscathed and performing well through mid-2014, U.S. high-yield debt suffered in the second half of the year because of its exposure to the energy sector. And with falling inflation expectations globally and a strengthening U.S. dollar, inflation-sensitive securities like TIPS fared relatively poorly. Lower-duration securities underperformed longer-duration ones, as the likelihood of higher short-term interest rates weighed on shorter maturities.

Our View

We remain optimistic regarding global equity markets, given the tailwinds of lower energy prices, more accommodative monetary policies (including the European Central Bank’s commencement of a large scale asset-purchase program, which should help keep global interest rates low, including U.S. Treasurys) and some easing of fiscal constraints. In fixed-income markets, we believe valuations look a bit high, especially in perceived safe-haven government securities such as U.S. Treasurys. However, the concerted efforts of central banks to keep short-term interest rates low may limit the near-term danger of a big reversal in short-term yields and an associated drop in bond prices.

Of course, markets will almost surely react to the first interest-rate hike by the Fed. Should it happen in 2015, it will be an important event. Historically, the initial stages of a Fed tightening cycle do not usually mean the end of a bull-market run. Although credit markets are not as compelling as they were coming out of the financial crisis, skilled active managers should still be able to identify and exploit opportunities for outperformance.

Sincerely,

Bill Lawrence

Managing Director, Portfolio Management Group

2	SEI Daily Income Trust / Annual Report / January 31, 2015

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2015

Ultra Short Duration Bond Fund

I. Objective

The Ultra Short Duration Bond Fund (the “Fund”) seeks to provide a higher current income than typically offered by a money-market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund’s current sub-advisors are Wellington Management Company, LLP and Logan Circle Partners, L.P. There were no manager changes during the period.

III. Return vs. Benchmark

For the fiscal year ended January 31, 2015, the Fund’s Class A shares returned 0.60%. The Fund’s benchmark — the Barclays Capital Short U.S. Treasury 9-12 Month Index — returned 0.23%.

IV. Fund Attribution

Absolute Performance

Despite the low-rate environment, especially at the short end of the yield curve, short-term paper was able to generate a positive return.

Benchmark-Relative Performance

The Fund’s return was primarily driven by strong performance across a number of credit sectors; as noted in the accompanying shareholder letter, several areas of the fixed-income market outperformed, including financials, non-agency MBS, commercial mortgage-backed securities (CMBS) and several asset-backed securities (ABS) sectors. The Fund’s exposures to these sectors were largely driven by relative value considerations. Similar motivations led the Fund to underweight less-attractive sectors such as agency MBS, short-dated Treasurys and industrial issues; this also helped performance.

The Fund’s overweight to the financial sector (particularly banks) contributed to outperformance, as fundamentals continued to improve through a combination of improved operations and stricter regulatory capital requirements. Both Wellington and Logan Circle were overweight the sector.

The Fund’s overweight to non-agency MBS (Wellington) continued to benefit performance over the period, as security prices were modestly higher across the legacy non-agency sectors. The sector was supported by the continued housing recovery and attractive risk-adjusted yields compared to other sectors.

The Fund’s overweight to CMBS (both sub-advisors) was beneficial, as spreads tightened across the board in that sector.

A meaningful allocation to certain ABS sectors — auto loans (both sub-advisors), credit cards (Wellington) and equipment leases (Logan Circle) — contributed to outperformance, as the U.S. economy continued to experience steady growth.

Finally, a position in municipal bonds (Logan Circle) contributed to relative performance.

Use of Derivatives

The Fund used Treasury futures and to-be-announced (TBA) forward contracts to effectively manage duration, yield-curve and market exposures. (TBA contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS — Fannie Mae, Freddie Mac and Ginnie Mae.) None of these had a meaningful impact on the Fund’s performance.

Ultra Short Duration Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Ultra Short Duration Bond Fund, Class A	0.60%	1.18%	1.36%	1.81%	3.35%
Barclays Capital Short U.S. Treasury 9-12 Month Index	0.23%	0.24%	0.35%	1.98%	3.38%

SEI Daily Income Trust / Annual Report / January 31, 2015	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2015

Ultra Short Duration Bond Fund (Concluded)

Comparison of Change in the Value of a $10,000 Investment in the Ultra Short Duration Bond Fund, Class A, versus the Barclays Capital Short U.S. Treasury 9-12 Month Index

[1]

For the periods ended January 31, 2015. Past performance is no indication of future performance. Class A Shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4	SEI Daily Income Trust / Annual Report / January 31, 2015

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2015

Short-Duration Government Fund

I. Objective

The Short-Duration Government Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). The Fund’s current sub-advisor is Wellington Management Company, LLP. There were no manager changes during the period.

III. Return vs. Benchmark

For the fiscal year ended January 31, 2015, the Fund’s Class A shares returned 1.20%. The Fund’s benchmark — the BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index — returned 0.97%.

IV. Fund Attribution

Absolute Performance

Despite the low-interest-rate environment — especially at the short end of the yield curve — the Fund was able to generate attractive returns following a disappointing 2013, thanks to an allocation to longer-duration assets. (As mentioned in the accompanying shareholder letter, intermediate-to-longer-term interest rates declined during the period.) One- and two-year Treasurys were negative contributors to absolute returns, as their yields rose 5 and 12 basis points to end the period at 14 and 45 basis points, respectively.

Benchmark-Relative Performance

The Fund’s yield-curve-flattening bias, consisting of an overweight to the 7-year point of the curve and an underweight to the 1-to-3-year portion of the curve, had a positive impact on relative performance; as noted in the accompanying shareholder letter, the yield curve flattened substantially during the reporting period.

The Fund also benefited from an allocation to agency CMBS.

As noted in the shareholder letter, developments in agency mortgages caused them to underperform Treasurys over the reporting period. As a result, the Fund’s allocation to agency debentures detracted.

Use of Derivatives

Derivatives are used by the Fund on a limited basis.

The Fund used Treasury futures and to-be-announced (TBA) forward contracts to effectively manage duration, yield-curve and market exposures. (TBA contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS — Fannie Mae, Freddie Mac and Ginnie Mae.) None of these had a meaningful impact on the Fund’s performance.

SEI Daily Income Trust / Annual Report / January 31, 2015	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2015

Short-Duration Government Fund (Concluded)

Short-Duration Government Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Short-Duration Government Fund, Class A	1.20%	0.70%	1.44%	2.94%	4.81%
BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index	0.97%	0.60%	1.01%	2.59%	4.92%

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the Merrill Lynch 1-3 Year U.S. Treasury Bond Index

[1]

For the periods ended January 31, 2015. Past performance is no indication of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6	SEI Daily Income Trust / Annual Report / January 31, 2015

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2015

Intermediate-Duration Government Fund

I. Objective

The Intermediate-Duration Government Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Multi-Manager Approach

The Fund uses a sub-advisor to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). Currently the sub-advisor is Wellington Management Company, LLP. There were no manager changes during the period.

III. Return vs. Benchmark

For the fiscal year ended January 31, 2015, the Fund’s Class A shares returned 3.88%. The Fund’s benchmark — the BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index — returned 3.06%.

IV. Fund Attribution

Absolute Performance

Despite the low-interest-rate environment — especially at the short end of the yield curve — the Fund was able to generate attractive returns following a disappointing 2013, thanks to an allocation to longer-duration assets. (As mentioned in the accompanying shareholder letter, intermediate-to-longer-term interest rates declined during the period.)

Benchmark-Relative Performance

As discussed in the shareholder letter, the yield curve flattened substantially during the reporting period. The Fund’s yield-curve-flattening bias helped performance as a result, driven by an overweight to the 7-to-10-year and an underweight to the 2-to-5 year parts of the curve. The Fund remains positioned for a further flattening of the yield curve.

The Fund benefited from an allocation to agency CMBS, which performed well, as noted in the shareholder letter.

As noted in the shareholder letter, developments in agency mortgages caused them to underperform Treasurys over the reporting period. As a result, the Fund’s allocation to agency debentures detracted.

Use of Derivatives

Derivatives are used by the Fund on a limited basis.

The Fund used Treasury futures and to-be-announced (TBA) forward contracts to effectively manage duration, yield-curve and market exposures. (TBA contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS — Fannie Mae, Freddie Mac and Ginnie Mae.) None of these had a meaningful impact on the Fund’s performance.

Intermediate-Duration Government Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Intermediate-Duration Government Fund, Class A	3.88%	1.78%	3.41%	4.67%	5.98%
BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index	3.06%	1.30%	2.94%	4.15%	6.14%

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the Merrill Lynch 3-5 Year U.S. Treasury Bond Index

[1]

For the periods ended January 31, 2015. Past performance is no indication of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SEI Daily Income Trust / Annual Report / January 31, 2015	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2015

GNMA Fund

I. Objective

The GNMA Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). Currently the sub-advisor is Wellington Management Company, LLP. There were no manager changes during the period.

III. Return vs. Benchmark

For the fiscal year ended January 31, 2015, the GNMA Fund, Class A, shares returned 5.79%. The Fund’s benchmark — the Barclays Capital GNMA Index — returned 4.56%.

IV. Fund Attribution

Absolute Performance

Despite the low-interest-rate environment — especially at the short end of the yield curve — mortgage-related securities helped the Fund generate attractive returns following a disappointing 2013. As mentioned in the preceding shareholder letter, intermediate-to-longer-term interest rates declined during the period. The Fund’s allocation to longer-duration assets helped performance as a result. MBS also continued to offer an attractive yield advantage over Treasurys.

Benchmark-Relative Performance

Allocations to conventional mortgages issued by Fannie Mae and Federal Home Loan Banks helped performance, as these securities outperformed Ginnie Maes, as discussed in the accompanying shareholder letter.

Security selection also helped results, as the Fund was underweight lower- and middle-coupon GNMAs, which were the most negatively impacted by the FHA’s surprise lowering of MIP (detailed in the shareholder letter).

The Fund’s slight overweight to older, seasoned, high-coupon MBS was also benefical.

Use of Derivatives

The Fund uses derivatives on a limited basis.

The Fund used Treasury futures and to-be-announced (TBA) forward contracts to effectively manage duration, yield-curve and market exposures. (TBA contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS — Fannie Mae, Freddie Mac and Ginnie Mae.) None of these had a meaningful impact on the Fund’s performance.

The Fund made selective use of mortgage derivatives such as interest-only strip securities, principal-only strip securities and inverse floaters. The yields on these securities are sensitive to the expected or anticipated rate of principal payments on the underlying assets, and principal payments may have a material effect on their yields. These instruments are purchased only when rigorous stress testing and analysis suggest that a higher return can be earned at similar or lower risk compared to non-derivative securities.

GNMA Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
GNMA Fund, Class A	5.79%	2.51%	4.31%	5.07%	6.39%
Barclays Capital GNMA Index	4.56%	2.10%	3.94%	4.83%	6.71%

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, Class A, versus the Citigroup 30-Year GNMA Index

[1]

For the periods ended January 31, 2015. Past performance is no indication of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

8	SEI Daily Income Trust / Annual Report / January 31, 2015

Definition of Comparative Indices*

Barclays Capital GNMA Index is a widely-recognized, capitalization-weighted index of 15-30 year fixed-rate securities backed by mortgage pools of GNMA.

Barclays Capital Short U.S. Treasury 9-12 Month Index is a widely-recognized, market weighted index of U.S. Treasury Bonds with remaining maturities between nine and twelve months.

BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index is a widely-recognized, unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than 3 years.

BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index is a widely-recognized, unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least three years and less than five years

*	An Index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

SEI Daily Income Trust / Annual Report / January 31, 2015	9

SCHEDULE OF INVESTMENTS

Money Market Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 30.7%
ANZ New Zealand International
0.241%, 02/04/15 (A)	$1,000	$1,000
Bank of Montreal, Chicago
0.228%, 02/09/15 (A)	2,000	2,000
0.230%, 06/01/15	2,000	2,000
Bank of Nova Scotia
0.247%, 02/09/15 (A)	3,000	3,000
0.270%, 07/27/15	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ NY
0.120%, 02/05/15	3,000	3,000
0.230%, 02/17/15	3,000	3,000
0.250%, 03/04/15	1,500	1,500
Canadian Imperial Bank of Commerce NY
0.227%, 02/10/15 (A)	3,000	3,000
0.932%, 02/20/15 (A)	3,200	3,201
0.256%, 02/23/15 (A)	1,800	1,800
0.240%, 05/12/15	1,000	1,000
Commonwealth Bank of Australia
0.247%, 02/23/15 (A)	1,882	1,882
DNB Bank
0.120%, 02/05/15	4,000	4,000
0.080%, 02/06/15	3,000	3,000
Mizuho Bank
0.250%, 04/02/15	1,579	1,579
National Australia Bank
0.248%, 02/07/15 (A)	2,252	2,252
Nordea Bank
0.180%, 02/02/15	2,700	2,700
0.210%, 05/05/15	3,000	3,000
0.245%, 05/26/15	1,000	1,000
0.240%, 05/26/15	3,000	3,000
0.245%, 06/01/15	2,000	2,000
Old Line Funding (A)
0.268%, 02/07/15	332	332
0.268%, 02/17/15	2,000	2,000
Skandinaviska Enskida Banken
0.634%, 02/26/15 (A)	1,000	1,000
0.230%, 03/02/15	2,000	2,000
0.250%, 03/30/15	1,000	1,000
State Street Bank
0.217%, 02/09/15 (A)	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sumitomo Mitsui Banking
0.300%, 02/02/15 (A)	$3,000	$3,000
0.261%, 02/12/15 (A)	1,400	1,400
0.250%, 04/02/15	3,000	3,000
Svenska Handelsbanken
0.175%, 02/09/15	383	383
0.185%, 03/19/15	1,000	1,000
Toronto-Dorminion Bank
0.195%, 04/01/15	540	540
0.230%, 05/11/15	548	548
0.230%, 05/29/15	734	734
0.260%, 07/17/15	1,265	1,265
Toyota Motor Credit
0.218%, 02/03/15 (A)	3,400	3,400
Wells Fargo Bank
0.270%, 02/02/15 (A)	202	202
0.220%, 02/13/15	976	976
0.256%, 04/02/15 (A)	250	250
0.230%, 05/07/15	3,000	3,000
0.260%, 08/03/15	819	819

Total Certificates of Deposit (Cost $80,763) ($ Thousands)		80,763

COMMERCIAL PAPER (B) (C) — 23.8%
Albion Capital LLC
0.150%, 02/06/15	391	391
0.205%, 02/17/15	1,919	1,919
0.200%, 02/23/15	1,030	1,030
ANZ New Zealand International
0.220%, 04/01/15	7,000	6,997
0.280%, 07/17/15	860	859
Bank of Nova Scotia
0.230%, 02/06/15	4,900	4,900
Caisse Centrale Desjardins
0.230%, 04/06/15	889	889
Chariot Funding LLC
0.230%, 05/08/15	388	388
Coca-Cola
0.210%, 05/26/15	2,000	1,999
Exxon Mobil
0.180%, 06/22/15	1,000	999
Fairway Finance LLC
0.220%, 05/11/15	1,000	999
HSBC USA
0.250%, 02/23/15	450	450
JPMorgan Securities LLC
0.250%, 05/04/15 to 05/11/15	7,500	7,495
0.290%, 06/15/15	1,000	999
0.300%, 07/08/15	3,000	2,996
National Australia Bank
0.260%, 07/06/15	424	424
Old Line Funding
0.500%, 04/22/15	688	688

10	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Regency Markets LLC
0.130%, 02/05/15 to 02/06/15	$1,035	$1,035
0.140%, 02/09/15	2,736	2,736
Skandinaviska Enskilda Banken
0.240%, 04/08/15	1,463	1,462
Thunder Bay Funding LLC
0.268%, 02/07/15 (A)	957	957
0.230%, 05/18/15	1,127	1,126
Toyota Credit Canada
0.240%, 02/09/15 to 05/12/15	644	644
0.270%, 07/27/15	1,000	999
Toyota Motor Credit
0.230%, 05/19/15 to 05/20/15	2,000	1,998
0.250%, 05/29/15	1,000	999
0.270%, 07/30/15	3,000	2,996
Westpac Securities
0.258%, 02/21/15 (A)	1,500	1,500
0.280%, 07/07/15	3,000	2,996
0.275%, 07/15/15	7,000	6,991
Working Capital Management
0.130%, 02/02/15 to 02/05/15	1,829	1,829

Total Commercial Paper (Cost $62,690) ($ Thousands)		62,690

TIME DEPOSITS — 10.4%
Citigroup
0.090%, 02/02/15	3,947	3,947
Lloyds Bank
0.050%, 02/02/15	12,500	12,500
Swedbank
0.060%, 02/02/15	11,000	11,000

Total Time Deposits (Cost $27,447) ($ Thousands)		27,447

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
FFCB (A)
0.200%, 02/01/15	760	760
0.186%, 02/01/15	2,190	2,191
0.163%, 02/16/15	2,700	2,700
0.218%, 02/24/15	1,110	1,110
0.177%, 04/23/15	1,000	1,000
FFCB, Ser 1 (A)
0.230%, 02/01/15	350	350
FHLB DN
0.075%, 02/04/15	136	136
0.100%, 02/05/15	155	155
0.180%, 02/18/15	5,155	5,155
0.100%, 02/23/15	120	120
FNMA
0.187%, 02/15/15 (A)	240	240

Total U.S. Government Agency Obligations (Cost $13,917) ($ Thousands)		13,917

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 4.8%
American Honda Finance
3.500%, 03/16/15 (C)	$200	$201
Australia & New Zealand Banking Group MTN
0.432%, 02/07/15 (A) (C)	2,170	2,171
General Electric Capital MTN
4.875%, 03/04/15	135	136
HSBC USA
2.375%, 02/13/15	657	658
International Business Machines
0.283%, 02/01/15 (A)	2,474	2,474
National Australia Bank
3.750%, 03/02/15 (C)	168	168
Nordea Bank
2.250%, 03/20/15 (C)	400	401
Royal Bank of Canada MTN
1.150%, 03/13/15	3,583	3,587
Shell International
0.302%, 11/10/15	378	378
Sumitomo Mitsui Banking
1.350%, 07/18/15	1,176	1,181
Toronto-Dominion Bank MTN
0.412%, 02/07/15 (A)	748	748
Toyota Motor Credit MTN
0.388%, 03/10/15 (A)	263	263
Westpac Banking
3.000%, 08/04/15	279	283

Total Corporate Obligations (Cost $12,649) ($ Thousands)		12,649

U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Notes
2.375%, 02/28/15	5,845	5,855

Total U.S. Treasury Obligation (Cost $5,855) ($ Thousands)		5,855

MUNICIPAL BONDS (A) — 1.5%

Arizona — 0.2%
Pima County, Industrial Development Authority, RB
0.050%, 02/04/15	600	600

Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.100%, 02/05/15	810	810
Iowa State, Finance Authority, Ser G, RB
0.100%, 02/05/15	15	15

		825

SEI Daily Income Trust / Annual Report / January 31, 2015	11

SCHEDULE OF INVESTMENTS

Money Market Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.130%, 02/05/15	$185	$185

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.020%, 02/04/15	1,005	1,005

Minnesota — 0.3%
Minnesota State, Office of Higher Education, Ser A, RB
0.110%, 02/05/15	700	700

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, Ser C, RB
0.070%, 02/04/15	190	190

Texas — 0.2%
Texas State, Ser B, GO
0.090%, 02/05/15	375	375

Total Municipal Bonds (Cost $3,880) ($ Thousands)		3,880

REPURCHASE AGREEMENTS (D) — 21.3%
Goldman Sachs 0.070%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $15,206,089 (collateralized by a FNMA obligation, par value $15,591,000, 1.570%, 01/08/20, with total market value $15,510,698)	15,206	15,206
RBC Capital 0.150% dated 01/28/15, to be repurchased on 02/04/15, repurchase price $1,635,048 (collateralized by various corporate obligations*, ranging in par value $11 - $768,969, 1.991% - 9.875%, 09/14/18 - 01/15/25, with total market value of $1,716,787)	1,635	1,635
RBC Capital 0.150% dated 01/30/15, to be repurchased on 02/06/15, repurchase price $3,917,114 (collateralized by various corporate obligations*, ranging in par value $4,730 - $2,221,433, 1.991% - 9.875%, 03/09/16 - 01/15/25, with total market value of $4,112,902)	3,917	3,917

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital 0.080%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $5,777,039 (collateralized by a FNMA obligation, par value $6,412,731, 4.000%, 07/01/44, with total market value $5,892,580)	$5,777	$5,777
Wells Fargo 0.070%, dated 01/28/15, to be repurchased on 02/04/15, repurchase price $1,635,022 (collateralized by a GNMA obligation, par value $3,092,763, 3.500%, 01/15/42, with total market value $1,667,716)	1,635	1,635
Wells Fargo 0.070%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $28,000,163 (collateralized by a U.S. Treasury Notes, par value $26,795,900, 2.375%, 08/15/24, with total market value $28,560,206)	28,000	28,000

Total Repurchase Agreements (Cost $56,170) ($ Thousands)		56,170

Total Investments — 100.0% (Cost $263,371) ($ Thousands)		$263,371

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2015, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	CDK Global	4.500%	10/15/24	$19
	Intesa	6.500	02/24/21	—
	Korea Bank Bank	3.250	03/09/16	229
	Korea East West Power	2.625	11/27/18	389
	Packaging Corporation	4.500	11/01/23	11
	PNC	4.375	08/11/20	54
	Reynolds American	3.250	11/01/22	90
	Reynolds American	3.250	11/01/22	81
	Thomson	4.300	11/23/23	298
	Transcanada Pipeline	9.875	01/01/21	308
	Transcanada Pipeline	9.875	01/01/21	5
	Verizon Communications	1.991	09/14/18	769
	Verizon Communications	1.991	09/14/18	2,221
	Verizon Communications	6.350	04/01/19	699
	Williams Partners	3.900	01/15/25	4
	Williams Partners	3.900	01/15/25	226

Percentages are based on Net Assets of $263,460 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

12	SEI Daily Income Trust / Annual Report / January 31, 2015

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

As of January 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2015	13

SCHEDULE OF INVESTMENTS

Government Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 76.6%
FFCB
0.350%, 02/01/15 (A)	$4,280	$4,281
0.169%, 02/01/15 (A)	10,527	10,527
0.250%, 02/01/15 (A)	2,265	2,265
0.220%, 02/01/15 (A)	7,689	7,689
0.210%, 02/01/15 (A)	1,710	1,710
0.195%, 02/01/15 (A)	1,750	1,751
0.170%, 02/01/15 (A)	5,540	5,540
0.100%, 02/01/15 (A)	8,765	8,764
0.191%, 02/03/15 (A)	15,228	15,232
0.151%, 02/03/15 (A)	4,000	4,000
0.201%, 02/03/15 (A)	1,705	1,706
0.198%, 02/06/15 (A)	275	275
0.263%, 02/06/15 (A)	490	491
0.188%, 02/08/15 (A)	2,385	2,386
0.168%, 02/08/15 (A)	706	706
3.850%, 02/11/15	435	435
0.196%, 02/11/15 (A)	1,520	1,521
0.186%, 02/11/15 (A)	3,605	3,606
0.196%, 02/12/15 (A)	2,510	2,511
0.197%, 02/13/15 (A)	385	385
0.187%, 02/14/15 (A)	8,250	8,252
0.163%, 02/16/15 (A)	8,170	8,170
4.375%, 02/17/15	2,445	2,450
0.208%, 02/17/15 (A)	4,525	4,526
0.178%, 02/17/15 (A)	1,940	1,940
2.050%, 02/18/15	204	204
0.200%, 02/18/15 (A)	13,480	13,479
0.198%, 02/18/15 (A)	3,000	3,001
0.178%, 02/18/15 (A)	980	980
0.258%, 02/19/15 (A)	8,960	8,971
0.168%, 02/19/15	4,330	4,330
0.178%, 02/19/15 (A)	110	110
0.168%, 02/20/15 (A)	7,000	7,001
0.238%, 02/20/15 (A)	5,027	5,031
0.307%, 02/23/15 (A)	10,665	10,668
0.187%, 02/23/15 (A)	3,435	3,435
0.172%, 02/23/15 (A)	5,900	5,898
0.270%, 02/24/15	6,780	6,781
0.218%, 02/24/15 (A)	958	959
0.138%, 02/25/15 (A)	2,270	2,270
0.188%, 02/26/15 (A)	895	895
0.168%, 02/26/15 (A)	4,355	4,355
0.178%, 02/27/15 (A)	455	455
0.300%, 04/14/15	765	765
0.128%, 04/20/15 (A)	10,260	10,260
0.177%, 04/23/15 (A)	19,000	19,000
0.198%, 06/25/15 - 10/26/15	9,495	9,497

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.187%, 07/20/15 (A)	$355	$355
0.198%, 07/27/15 (A)	1,500	1,500
0.300%, 08/17/15	1,000	1,001
0.194%, 09/22/15 (A)	2,979	2,980
1.500%, 11/16/15	275	278
4.875%, 12/16/15	5,656	5,885
0.250%, 12/21/15	11,610	11,611
0.440%, 12/28/15	2,000	2,004
FFCB DN (B)
0.110%, 03/18/15	8,550	8,548
FFCB, Ser 1
0.230%, 02/01/15 (A)	1,185	1,185
FHLB
0.125%, 02/10/15	2,970	2,970
0.126%, 02/12/15 (A)	8,510	8,510
4.750%, 02/13/15	930	931
4.375%, 02/13/15	420	421
0.128%, 02/17/15 (A)	2,980	2,980
4.500%, 02/18/15	5,365	5,376
0.140%, 02/18/15	18,555	18,555
0.100%, 02/19/15	2,580	2,580
0.090%, 02/19/15	4,000	4,000
0.250%, 02/20/15	22,250	22,252
0.103%, 02/23/15 (A)	23,590	23,590
0.090%, 02/27/15	11,945	11,945
0.140%, 03/02/15	13,080	13,081
0.110%, 03/06/15	2,295	2,295
0.100%, 03/06/15	29,205	29,205
0.100%, 03/09/15	2,900	2,900
0.100%, 03/10/15	10,420	10,420
0.160%, 03/12/15	6,500	6,500
0.140%, 03/12/15	4,305	4,305
4.125%, 03/13/15	130	131
3.500%, 03/13/15	205	206
2.750%, 03/13/15	14,050	14,091
0.375%, 03/13/15	11,035	11,038
0.150%, 03/17/15	735	735
0.113%, 03/20/15 (A)	10,000	10,000
0.070%, 03/25/15	10,140	10,139
0.090%, 03/26/15	30,780	30,780
0.060%, 03/30/15	28,630	28,629
0.120%, 04/14/15	2,440	2,440
0.117%, 04/14/15 (A)	30,000	30,001
0.128%, 04/16/15 (A)	4,290	4,290
0.070%, 04/17/15	20,970	20,969
0.125%, 04/21/15	8,540	8,540
0.070%, 04/22/15	14,005	14,004
0.210%, 04/24/15	1,360	1,360
0.070%, 04/27/15	610	610
0.070%, 04/28/15	19,040	19,038
0.125%, 04/29/15	11,670	11,669
0.070%, 04/29/15	11,270	11,269
0.530%, 04/30/15	2,160	2,162
0.540%, 05/01/15	375	375

14	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.125%, 05/01/15	$305	$305
0.120%, 05/01/15	26,750	26,749
0.110%, 05/01/15	3,915	3,915
0.100%, 05/12/15	6,130	6,130
0.090%, 05/12/15	8,605	8,604
0.100%, 05/14/15	27,655	27,653
0.120%, 05/27/15	240	240
0.125%, 11/25/15	100	100
FHLB DN (B)
0.089%, 02/04/15	58,800	58,800
0.095%, 02/18/15	54,273	54,271
0.098%, 02/20/15	18,020	18,019
0.096%, 02/25/15	31,825	31,823
0.100%, 03/03/15	185	185
0.105%, 03/04/15	18,340	18,338
0.120%, 03/06/15	1,400	1,400
0.081%, 03/11/15	19,296	19,294
0.100%, 03/12/15	170	170
0.118%, 03/13/15	15,400	15,398
0.110%, 03/20/15	2,100	2,100
0.109%, 03/25/15	12,895	12,893
0.104%, 03/27/15	20,245	20,242
0.110%, 03/30/15	3,200	3,199
0.110%, 04/01/15	4,861	4,860
0.120%, 04/06/15	320	320
0.130%, 04/09/15	4,100	4,099
0.130%, 04/17/15	3,470	3,469
0.120%, 04/22/15	295	295
0.127%, 04/24/15	2,445	2,444
0.120%, 04/29/15	1,065	1,065
0.115%, 05/05/15	1,435	1,435
0.133%, 05/06/15	3,548	3,547
0.140%, 05/18/15	8,419	8,416
0.150%, 05/19/15	2,100	2,099
0.125%, 05/22/15	6,243	6,241
0.127%, 05/27/15	2,480	2,479
FHLMC
2.875%, 02/09/15	50,673	50,703
0.172%, 02/13/15 (A)	12,000	11,998
0.148%, 02/16/15 (A)	10,125	10,125
0.305%, 02/23/15	10,912	10,913
0.100%, 03/03/15	2,680	2,680
0.350%, 03/18/15	6,395	6,397
0.500%, 04/17/15	40,908	40,940
0.300%, 07/08/15	515	515
4.375%, 07/17/15	10,872	11,083
0.500%, 08/28/15	1,915	1,919
4.750%, 11/17/15	3,769	3,903
0.450%, 11/24/15	2,580	2,584
FHLMC DN (B)
0.120%, 02/23/15	11,120	11,119
0.100%, 03/05/15	540	540
0.120%, 03/25/15	1,700	1,700
0.090%, 03/26/15	17,920	17,918

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.100%, 04/09/15	$695	$695
0.100%, 05/06/15	675	675
0.240%, 11/04/15	5,475	5,465
0.240%, 11/16/15	1,030	1,028
0.251%, 12/07/15	5,499	5,487
FHLMC MTN
5.150%, 03/01/15	665	668
FNMA
0.440%, 02/01/15 (A)	1,720	1,722
0.070%, 02/09/15	568	568
0.187%, 02/15/15 (A)	6,650	6,652
0.188%, 02/16/15 (A)	6,750	6,752
2.000%, 02/18/15	1,060	1,061
4.000%, 02/19/15 (C)	515	516
0.178%, 02/25/15 (A)	1,360	1,360
0.183%, 02/26/15 (A)	4,000	3,999
0.138%, 02/27/15 (A)	25,000	24,999
5.000%, 03/02/15	5,623	5,645
0.375%, 03/16/15	73,267	73,291
1.750%, 03/23/15	1,140	1,143
5.000%, 04/15/15	21,422	21,633
0.500%, 05/27/15	26,419	26,448
0.500%, 07/02/15	56,966	57,049
2.375%, 07/28/15	24,530	24,796
2.000%, 08/18/15	1,000	1,010
0.670%, 08/26/15	510	511
0.375%, 12/21/15	6,557	6,565
FNMA DN (B)
0.100%, 02/18/15	1,207	1,207
0.116%, 03/03/15	3,335	3,335
0.100%, 03/25/15	550	550
0.100%, 04/01/15	730	730
0.126%, 04/27/15	6,305	6,303
Tennessee Valley Authority
4.375%, 06/15/15	640	650

Total U.S. Government Agency Obligations (Cost $1,508,250) ($ Thousands)		1,508,250

REPURCHASE AGREEMENTS (D) — 20.5%
Bank of Montreal 0.060%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $100,000,500 (collateralized by FNMA, FHLB and U.S. Treasury obligations, ranging in par value $100 - $43,871,200, 0.000% - 5.000%, 01/07/16 - 08/27/32, with total market value $102,000,557)	100,000	100,000

SEI Daily Income Trust / Annual Report / January 31, 2015	15

SCHEDULE OF INVESTMENTS

Government Fund (Concluded)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of Nova Scotia 0.060%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $77,572,388 (collateralized by FHLB, FNMA, GNMA and U.S. Treasury obligations, ranging in par value $6,674 - $49,478,500, 0.820% - 5.000%, 07/01/15 - 08/20/61, with total market value $79,123,857)	$77,572	$77,572
Goldman Sachs 0.060%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $60,000,300 (collateralized by various FICO, FNMA and TVDN obligations, ranging in par value $44 - $10,000,000, 0.000% - 9.650%, 02/03/15 - 04/18/36; with total market value $61,200,541)	60,000	60,000
Goldman Sachs 0.060%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $75,000,375 (collateralized by various FHLB, FCSB and FNMA obligations, ranging in par value $1,250 - $8,640,000, 0.000% - 5.375%, 10/16/15 - 10/24/29; with total market value $76,501,027)	5,000	75,000
Goldman Sachs 0.060%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $91,000,455 (collateralized by various FHLB, FCSB and FNMA obligations, ranging in par value $41 - $11,600,000, 0.000% - 5.750%, 02/10/15 - 06/12/26; with total market value $92,821,885	91,000	91,000

Total Repurchase Agreements (Cost $403,572) ($ Thousands)		403,572

Total Investments — 97.1% (Cost $1,911,822) ($ Thousands)		$1,911,822

Percentages are based on Net Assets of $1,969,117 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2015. The coupon on a step bond changes on a specific date.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

TVDN — Tennessee Valley Discount Notes

Ser — Series

As of January 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Daily Income Trust / Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS

Government II Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 80.7%
FFCB
0.350%, 02/01/15 (A)	$3,060	$3,061
0.310%, 02/01/15 (A)	595	595
0.250%, 02/01/15 (A)	2,335	2,335
0.220%, 02/01/15 (A)	6,926	6,926
0.210%, 02/01/15 (A)	1,580	1,580
0.200%, 02/01/15 (A)	11,070	11,069
0.170%, 02/01/15 (A)	3,845	3,845
0.169%, 02/01/15 (A)	5,855	5,855
0.155%, 02/01/15 (A)	7,210	7,210
0.100%, 02/01/15 (A)	5,625	5,624
0.200%, 02/02/15 (A)	1,970	1,971
0.195%, 02/02/15 (A)	1,250	1,251
0.201%, 02/03/15 (A)	5,280	5,282
0.191%, 02/03/15 (A)	8,977	8,980
0.171%, 02/03/15 (A)	800	800
0.151%, 02/03/15 (A)	5,000	5,000
0.263%, 02/06/15 (A)	285	286
0.198%, 02/06/15 (A)	1,005	1,005
0.188%, 02/08/15 (A)	1,615	1,615
0.168%, 02/08/15 (A)	523	523
0.166%, 02/10/15 (A)	1,063	1,063
3.850%, 02/11/15	305	305
0.196%, 02/11/15 (A)	480	480
0.186%, 02/11/15 (A)	2,295	2,296
0.196%, 02/12/15 (A)	1,540	1,541
0.197%, 02/13/15 (A)	565	565
0.187%, 02/14/15 (A)	5,250	5,251
0.167%, 02/14/15 (A)	1,557	1,557
0.177%, 02/14/15	2,132	2,132
0.163%, 02/16/15 (A)	5,830	5,830
4.375%, 02/17/15	1,640	1,643
0.218%, 02/17/15 (A)	1,000	1,000
0.208%, 02/17/15 (A)	3,658	3,659
0.178%, 02/17/15 (A)	1,360	1,360
2.050%, 02/18/15	133	133
0.198%, 02/18/15 (A)	6,500	6,503
0.178%, 02/18/15 (A)	720	720
0.258%, 02/19/15 (A)	6,840	6,848
0.178%, 02/19/15 (A)	90	90
0.168%, 02/19/15 (A)	2,500	2,500
0.238%, 02/20/15 (A)	3,101	3,104
0.198%, 02/20/15 (A)	270	270
0.193%, 02/20/15 (A)	290	290
0.168%, 02/20/15 (A)	5,575	5,576
0.128%, 02/20/15 (A)	7,325	7,325
0.194%, 02/22/15 (A)	2,189	2,190
0.189%, 02/22/15 (A)	2,240	2,240

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.307%, 02/23/15 (A)	$5,465	$5,467
0.187%, 02/23/15 (A)	3,054	3,054
0.172%, 02/23/15 (A)	4,100	4,099
0.270%, 02/24/15	4,400	4,400
0.218%, 02/24/15 (A)	625	625
0.138%, 02/25/15 (A)	1,285	1,285
0.218%, 02/26/15 (A)	1,460	1,461
0.198%, 02/26/15 (A)	6,925	6,927
0.188%, 02/26/15 (A)	605	605
0.168%, 02/26/15 (A)	720	720
0.223%, 02/27/15 (A)	3,030	3,032
0.183%, 02/27/15 (A)	4,020	4,021
0.178%, 02/27/15 (A)	775	775
0.300%, 04/14/15	438	438
0.177%, 04/23/15 (A)	1,000	1,000
0.500%, 05/01/15	2,100	2,102
1.500%, 11/16/15	5,245	5,297
0.430%, 11/16/15	90	90
0.250%, 12/21/15	8,325	8,326
FFCB DN (B)
0.010%, 02/02/15	4,216	4,216
0.095%, 02/20/15	9,758	9,758
0.110%, 03/18/15	3,205	3,205
0.110%, 04/01/15	2,805	2,805
0.144%, 05/27/15	10,605	10,600
FFCB, Ser 1
0.230%, 02/01/15 (A)	1,095	1,095
FHLB
0.126%, 02/12/15 (A)	985	985
4.750%, 02/13/15	905	906
4.375%, 02/13/15	300	300
0.128%, 02/16/15 (A)	2,975	2,975
0.128%, 02/17/15 (A)	3,780	3,780
4.500%, 02/18/15	24,825	24,875
0.210%, 02/18/15	940	940
0.140%, 02/18/15	9,600	9,600
0.100%, 02/19/15	8,810	8,810
0.090%, 02/19/15	7,630	7,630
0.250%, 02/20/15	12,255	12,256
0.100%, 02/20/15	7,940	7,940
0.090%, 02/23/15	11,455	11,455
0.090%, 02/27/15	14,875	14,875
0.140%, 03/02/15	7,340	7,340
0.100%, 03/05/15	515	515
0.110%, 03/06/15 (A)	1,465	1,465
0.100%, 03/06/15	7,835	7,835
0.100%, 03/09/15	15,010	15,010
0.100%, 03/10/15	7,280	7,280
0.150%, 03/12/15	275	275
0.140%, 03/12/15	2,850	2,850
0.130%, 03/12/15	1,600	1,600
3.500%, 03/13/15	545	547
2.750%, 03/13/15	20,265	20,324
0.375%, 03/13/15	10,250	10,253

SEI Daily Income Trust / Annual Report / January 31, 2015	17

SCHEDULE OF INVESTMENTS

Government II Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.150%, 03/17/15	$480	$480
0.090%, 03/26/15	5,620	5,620
2.000%, 03/30/15	1,000	1,003
0.520%, 04/06/15	640	640
0.120%, 04/14/15	1,540	1,540
0.070%, 04/17/15	13,795	13,794
0.125%, 04/21/15	5,525	5,525
0.070%, 04/22/15	765	765
0.070%, 04/23/15	6,180	6,180
0.210%, 04/24/15	4,505	4,506
0.070%, 04/27/15	375	375
0.070%, 04/28/15	13,490	13,488
0.125%, 04/29/15	6,835	6,835
0.070%, 04/29/15	20,500	20,498
0.530%, 04/30/15	1,240	1,241
0.540%, 05/01/15	220	220
0.125%, 05/01/15	435	435
0.120%, 05/01/15	6,535	6,535
0.110%, 05/01/15	2,385	2,385
0.100%, 05/12/15	3,920	3,920
0.090%, 05/12/15	6,170	6,169
0.100%, 05/14/15	13,815	13,814
0.500%, 05/22/15	610	611
0.125%, 05/27/15	230	230
0.120%, 05/27/15	150	150
0.250%, 05/29/15	460	460
2.875%, 06/12/15	235	237
0.170%, 06/30/15	260	260
0.140%, 07/20/15	28,000	27,998
0.140%, 07/22/15	12,270	12,269
0.260%, 07/23/15	740	740
0.180%, 07/29/15	840	840
0.200%, 08/12/15	675	675
0.200%, 08/18/15	1,085	1,085
0.650%, 08/24/15	165	165
0.200%, 08/25/15	505	505
0.440%, 08/28/15	145	145
0.375%, 08/28/15	150	150
0.500%, 11/20/15	2,160	2,164
0.220%, 11/23/15	400	400
0.103%, 11/23/15	11,155	11,155
0.125%, 11/25/15	70	70
1.400%, 11/27/15	915	924
0.210%, 11/30/15	2,000	1,999
0.250%, 12/09/15	110	110
1.875%, 12/11/15	180	182
0.270%, 12/15/15	3,725	3,726
5.000%, 12/21/15	2,170	2,261
FHLB DN (B)
0.060%, 02/03/15	5,730	5,730
0.062%, 02/04/15	53,100	53,100
0.100%, 02/05/15	775	775
0.070%, 02/06/15	31,149	31,149
0.070%, 02/09/15	200	200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.069%, 02/11/15	$18,099	$18,099
0.065%, 02/13/15	105,794	105,792
0.099%, 02/18/15	45,288	45,286
0.096%, 02/20/15	7,555	7,555
0.092%, 02/23/15	3,530	3,530
0.100%, 02/24/15	3,985	3,985
0.094%, 02/25/15	10,082	10,081
0.080%, 03/02/15	1,481	1,481
0.100%, 03/03/15	120	120
0.106%, 03/04/15	26,005	26,003
0.141%, 03/06/15	2,704	2,704
0.087%, 03/11/15	38,195	38,191
0.100%, 03/12/15	110	110
0.090%, 03/13/15	1,855	1,855
0.145%, 03/18/15	3,785	3,784
0.100%, 03/20/15	250	250
0.107%, 03/25/15	3,780	3,779
0.107%, 03/27/15	6,475	6,474
0.127%, 04/06/15	11,285	11,282
0.160%, 04/21/15	4,070	4,069
0.120%, 04/22/15	190	190
0.100%, 04/28/15	562	562
0.096%, 04/24/15	21,220	21,215
0.146%, 04/29/15	2,550	2,549
0.160%, 05/01/15	390	390
0.115%, 05/05/15	880	880
0.126%, 05/06/15	3,535	3,534
0.155%, 05/08/15	1,145	1,145
0.149%, 05/18/15	6,326	6,323
0.160%, 05/19/15	1,515	1,514
0.141%, 05/22/15	1,919	1,918
0.127%, 05/26/15	1,310	1,309
0.160%, 05/29/15	390	390
0.145%, 07/17/15	3,550	3,548
0.140%, 07/24/15	21,372	21,358
0.135%, 07/29/15	3,040	3,038
0.230%, 11/02/15	2,965	2,960
0.240%, 11/06/15	900	898
0.240%, 11/17/15	180	180
0.225%, 12/01/15	4,304	4,296
0.271%, 12/08/15	180	180
Tennessee Valley Authority
4.375%, 06/15/15	455	462
Tennessee Valley Authority DN (B)
0.059%, 02/03/15	24,245	24,245

Total U.S. Government Agency Obligations (Cost $1,083,255) ($ Thousands)		1,083,255

18	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 14.3%
U.S. Treasury Notes
4.000%, 02/15/15	$65,265	$65,363
0.250%, 02/15/15	9,410	9,411
2.375%, 02/28/15	27,735	27,783
0.250%, 02/28/15	70,185	70,196
2.500%, 04/30/15	18,875	18,985

Total U.S. Treasury Obligations (Cost $191,738) ($ Thousands)		191,738

Total Investments — 95.0% (Cost $1,274,993) ($ Thousands)		$1,274,993

Percentages are based on Net Assets of $1,342,118 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

As of January 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2015	19

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (C) (D) — 35.5%
Albion Capital LLC
0.150%, 02/06/15	$8,054	$8,054
0.210%, 02/17/15	16,376	16,374
0.220%, 02/23/15	7,306	7,305
ANZ New Zealand International
0.280%, 07/17/15	16,355	16,334
ASB Finance
0.220%, 04/30/15	47,000	46,975
Bank of Nova Scotia
0.230%, 02/06/15	12,445	12,445
BNZ International Funding
0.230%, 04/14/15	24,199	24,188
0.270%, 07/15/15	30,717	30,679
Caisse Centrale Desjardins
0.238%, 03/30/15	116,082	116,038
0.230%, 04/06/15	12,825	12,820
0.290%, 04/20/15	30,000	29,981
Chariot Funding LLC
0.210%, 04/09/15 to 04/10/15	37,100	37,085
0.230%, 05/08/15	7,818	7,813
Chevron
0.160%, 03/17/15	20,000	19,996
0.150%, 04/06/15	14,000	13,996
Coca-Cola
0.170%, 02/09/15	17,750	17,749
0.200%, 02/27/15	3,665	3,664
0.190%, 04/17/15 to 04/20/15	70,000	69,972
0.210%, 05/26/15	2,015	2,014
0.240%, 06/23/15	31,329	31,299
DNB Bank
0.230%, 04/10/15	24,250	24,239
Exxon Mobil
0.130%, 02/23/15	50,000	49,996
0.180%, 06/22/15	19,000	18,987
Fairway Finance LLC
0.220%, 04/16/15	24,610	24,599
0.220%, 05/11/15	21,000	20,987
0.260%, 07/13/15 to 07/16/15	62,420	62,346
HSBC USA
0.250%, 02/23/15	8,975	8,974
JPMorgan Securities LLC
0.230%, 02/27/15	20,000	19,997
0.250%, 03/18/15 to 05/26/15	170,000	169,894

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.260%, 05/01/15	$4,100	$4,097
0.280%, 05/05/15	20,000	19,986
0.300%, 07/08/15 to 07/22/15	24,000	23,967
Jupiter Securitization LLC
0.210%, 05/04/15	25,000	24,987
0.220%, 05/27/15	4,900	4,897
0.270%, 07/14/15	4,517	4,512
Liberty Street Funding LLC
0.220%, 05/11/15	50,000	49,970
Manhattan Asset Funding LLC
0.204%, 02/18/15	24,356	24,354
Massachusetts Mutual Life Insurance
0.130%, 02/11/15	25,000	24,999
0.120%, 02/18/15	25,000	24,999
National Australia Bank
0.235%, 05/18/15	55,100	55,062
0.260%, 07/06/15 to 07/07/15	13,074	13,059
Nestle Capital
0.225%, 07/14/15	20,000	19,980
Nordea Bank
0.225%, 03/17/15	22,000	21,994
Old Line Funding LLC
0.220%, 03/02/15 to 04/01/15	71,516	71,499
0.230%, 03/17/15	20,000	19,994
0.500%, 04/22/15	12,820	12,813
0.240%, 04/28/15	20,000	19,989
Regency Markets LLC
0.130%, 02/05/15 to 02/06/15	20,223	20,223
0.140%, 02/09/15	55,317	55,315
0.150%, 02/20/15	89,481	89,474
Thunder Bay Funding LLC
0.240%, 02/03/15	1,000	1,000
0.268%, 02/07/15 (A)	17,304	17,304
0.230%, 02/25/15	4,345	4,344
Toronto-Dominion Bank
0.220%, 04/23/15	10,113	10,108
Toyota Credit Canada
0.240%, 05/12/15	3,786	3,784
Toyota Motor Credit
0.220%, 05/18/15	63,000	62,959
0.230%, 05/26/15	10,750	10,742
0.250%, 05/29/15	9,000	8,993
0.240%, 07/01/15	25,000	24,975
0.270%, 07/30/15 to 07/31/15	75,000	74,898
Westpac Banking
0.230%, 05/01/15	1,000	999
Westpac Securities NZ
0.230%, 06/01/15	26,000	25,980
0.280%, 07/07/15	50,000	49,939
0.275%, 07/15/15	40,000	39,950
Working Capital Management
0.128%, 02/02/15	16,173	16,173

20	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.123%, 02/03/15	$12,799	$12,799
0.130%, 02/04/15 to 02/06/15	27,389	27,389

Total Commercial Paper (Cost $1,923,306) ($ Thousands)		1,923,306

CERTIFICATES OF DEPOSIT — 35.4%
ANZ New Zealand International
0.241%, 02/04/15 (A)	20,000	20,000
ASB Finance
0.246%, 02/13/15 (A)	8,184	8,184
Bank of Montreal, Chicago
0.228%, 02/09/15 (A)	40,000	40,000
0.220%, 04/08/15	10,000	10,000
0.230%, 06/01/15	45,000	45,000
0.240%, 06/05/15	15,000	15,000
Bank of Nova Scotia
0.530%, 02/02/15 (A)	494	494
0.240%, 02/02/15 (A)	40,000	40,000
0.247%, 02/09/15 (A)	47,000	47,000
0.230%, 02/17/15	4,117	4,117
0.270%, 07/27/15	80,000	80,000
Bank of Tokyo-Mitsubishi UFJ NY
0.120%, 02/05/15	85,000	85,000
0.170%, 02/12/15	8,431	8,431
0.230%, 02/17/15	25,000	25,000
0.250%, 02/19/15	20,500	20,500
0.250%, 03/04/15	8,000	8,000
Canadian Imperial Bank of Commerce NY (A)
0.200%, 02/01/15	26,000	26,000
0.227%, 02/10/15	20,100	20,100
0.932%, 02/20/15	44,250	44,267
Chase Bank
0.300%, 05/15/15	8,233	8,235
DNB Bank
0.120%, 02/05/15	74,000	74,000
0.080%, 02/06/15	62,000	62,000
Mizuho Bank
0.250%, 04/02/15	31,454	31,454
National Australia Bank (A)
0.248%, 02/07/15	43,767	43,767
0.227%, 02/09/15	40,000	40,000
0.237%, 02/14/15	11,329	11,329
Nordea Bank
0.180%, 02/02/15	82,300	82,300
0.210%, 04/28/15	50,000	50,000
0.210%, 05/05/15	55,200	55,199
0.240%, 05/26/15	20,000	20,000
Norinchukin Bank
0.200%, 02/05/15	18,832	18,832
Old Line Funding LLC (A)
0.248%, 02/08/15	27,000	27,000
0.267%, 02/15/15	22,000	22,000
0.268%, 02/17/15	12,000	12,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Skandinaviska Enskilda Banken NY
0.230%, 02/10/15	$42,100	$42,100
0.230%, 03/02/15	42,000	42,000
State Street Bank
0.208%, 02/09/15 (A)	40,000	40,000
Sumitomo Mitsui Banking
0.270%, 02/01/15 (A)	23,000	23,000
0.261%, 02/02/15 (A)	65,500	65,500
0.220%, 02/05/15	12,000	12,000
0.250%, 02/13/15	7,000	7,000
0.300%, 02/21/15 (A)	17,000	17,000
0.250%, 04/02/15	22,000	22,000
0.603%, 04/30/15 (A)	4,000	4,003
0.250%, 05/12/15	11,000	11,000
Svenska Handelsbanken
0.195%, 02/18/15	3,995	3,995
0.185%, 03/19/15	25,000	24,999
0.230%, 03/24/15	32,000	32,000
0.220%, 04/08/15	41,700	41,700
Toronto-Dominion Bank
0.232%, 02/06/15 (A)	7,699	7,699
0.240%, 02/10/15	1,476	1,476
0.700%, 02/25/15	1,000	1,000
0.600%, 03/03/15	3,525	3,526
0.190%, 03/03/15	46,450	46,451
0.170%, 03/09/15	26,000	26,000
0.195%, 04/01/15	11,016	11,016
0.280%, 05/08/15	10,000	10,002
0.230%, 05/11/15	11,024	11,024
0.230%, 05/11/15	64,000	64,000
0.230%, 05/29/15	15,247	15,247
0.260%, 07/17/15	24,068	24,068
Toyota Motor Credit (A)
0.221%, 02/03/15	39,264	39,264
0.227%, 02/09/15	2,338	2,338
Wells Fargo Bank
0.270%, 02/01/15 (A)	4,231	4,231
0.238%, 02/07/15 (A)	3,538	3,538
0.210%, 02/09/15	2,536	2,536
0.220%, 02/13/15	19,282	19,282
0.256%, 02/14/15 (A)	759	759
0.235%, 03/06/15 (A)	5,651	5,651
0.256%, 04/02/15 (A)	1,670	1,670
0.272%, 04/11/15 (A)	1,179	1,179
0.230%, 05/07/15	80,000	80,000
0.230%, 06/03/15	25,000	25,000
0.260%, 08/03/15	16,966	16,966
Westpac Banking
0.238%, 02/19/15 (A)	3,100	3,100

Total Certificates of Deposit (Cost $1,920,529) ($ Thousands)		1,920,529

SEI Daily Income Trust / Annual Report / January 31, 2015	21

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TIME DEPOSITS — 10.9%
Bank of New York
0.020%, 02/02/15	$137,415	$137,415
Citigroup
0.090%, 02/02/15	81,254	81,254
Lloyds Bank
0.050%, 02/02/15	265,350	265,350
Swedbank
0.060%, 02/02/15	108,000	108,000

Total Time Deposits (Cost $592,019) ($ Thousands)		592,019

U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Notes
2.375%, 02/28/15	118,332	118,537

Total U.S. Treasury Obligation (Cost $118,537) ($ Thousands)		118,537

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
FFCB (A)
0.200%, 02/01/15	13,390	13,389
FFCB, Ser 1 (A)
0.230%, 02/01/15	2,850	2,850
FHLB DN (C)
0.075%, 02/04/15	2,664	2,664
0.100%, 02/05/15	3,150	3,150
0.103%, 02/17/15	3,891	3,891
0.101%, 02/18/15	68,806	68,803
0.110%, 02/20/15	4,355	4,355
0.100%, 02/23/15	2,475	2,475
FNMA
0.187%, 02/15/15 (A)	3,460	3,461

Total U.S. Government Agency Obligations (Cost $105,038) ($ Thousands)		105,038

CORPORATE OBLIGATIONS — 1.5%
Australia & New Zealand Banking Group MTN
0.432%, 02/07/15 (A) (B)	8,533	8,536
Commonwealth Bank of Australia
0.731%, 02/21/15 (A) (B)	2,000	2,003
3.500%, 03/19/15 (B)	2,920	2,932
HSBC USA
2.375%, 02/13/15	6,071	6,075
National Australia Bank
3.750%, 03/02/15 (B)	4,030	4,041
Nordea Bank
2.250%, 03/20/15 (B)	6,058	6,074
Royal Bank of Canada MTN
1.150%, 03/13/15	11,774	11,786

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Shell International
0.302%, 02/10/15 (A)	$7,052	$7,056
Toronto-Dominion Bank MTN
0.412%, 02/07/15 (A)	4,046	4,048
Toyota Motor Credit
1.000%, 02/17/15	18,379	18,385
Westpac Banking
4.200%, 02/27/15	7,048	7,068
3.000%, 08/04/15	797	808

Total Corporate Obligations (Cost $78,812) ($ Thousands)		78,812

MUNICIPAL BONDS (A) — 0.8%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.050%, 02/04/15	4,800	4,800

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.120%, 02/04/15	800	800
0.080%, 02/04/15	2,365	2,365
Colorado State, Housing & Finance Authority, Ser C1, RB
0.100%, 02/04/15	900	900

		4,065

Illinois — 0.0%
University of Illinois, Higher Education Authority, Ser S, RB
0.100%, 02/05/15	1,300	1,300

Iowa — 0.1%
Iowa State, Finance Authority, Ser B, RB
0.050%, 02/05/15	700	700
Iowa State, Finance Authority, Ser C, RB
0.100%, 02/05/15	5,195	5,195
Iowa State, Finance Authority, Ser G, RB
0.100%, 02/05/15	80	80
Iowa State, Finance Authority, Ser M, RB
0.100%, 02/05/15	450	450

		6,425

Massachusetts — 0.0%
Simmons College, Higher Education Authority, RB
0.130%, 02/05/15	2,320	2,320

22	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.020%, 02/04/15	$14,940	$14,940

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, Ser C, RB
0.070%, 02/04/15	2,945	2,945

Texas — 0.1%
Texas State, Ser B, GO
0.090%, 02/05/15	5,710	5,710

Wisconsin — 0.0%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.100%, 02/05/15	915	915
Wisconsin Housing & Economic Development Authority, Ser B, RB
0.100%, 02/07/15	700	700

		1,615

Total Municipal Bonds (Cost $44,120) ($ Thousands)		44,120

REPURCHASE AGREEMENTS (E) — 11.8%
Goldman Sachs 0.070% dated 01/30/15, to be repurchased on 02/02/15, repurchase price $62,986,367 (collateralized by a FNMA obligation, par value $64,196,000, 1.650%, 11/15/19, with total market value of $64,246,554)	62,986	62,986
Goldman Sachs 0.070%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $250,001,458 (collateralized by various FHLB and FNMA obligations, ranging in par value $3,111,209 - $126,087,093, 0.128% - 6.000%, 02/17/15 - 01/01/42; with total market value $255,001,897)	250,000	250,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital 0.150%, dated 01/28/15, to be repurchased on 02/04/15, repurchase price $32,315,943 (collateralized by various corporate obligations*, ranging in par value $232 - $4,558,910, 0.377% - 7.120%, 07/17/15 - 12/15/24; with total market value $33,931,457)	$32,315	$32,315
RBC Capital 0.150%, dated 01/30/15, to be repurchased on 02/06/15, repurchase price $80,654,352 (collateralized by various corporate obligations*, ranging in par value $1,000 - $9,999,999, 0.377% - 7.125%, 07/17/15 - 12/15/24; with total market value $84,685,659)	80,652	80,652
RBC Capital 0.080%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $114,619,764 (collateralized by various FNMA obligations, ranging in par value $54,996 - $53,452,749, 1.833% - 4.000%, 11/01/24 - 11/01/44; with total market value $116,912,160)	114,619	114,619
Wells Fargo 0.080%, dated 01/27/15, to be repurchased on 02/03/15, repurchase price $8,713,136 (collateralized by various FNMA and GNMA obligations, ranging in par value $925,840 - $26,109,400, 3.000% - 5.500%, 03/01/36 - 10/20/44; with total market value $8,887,379)	8,713	8,713
Wells Fargo 0.070%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $56,000,327 (collateralized by various FNMA and GNMA obligations, ranging in par value $352,025 - $34,003,959, 1.950% - 5.500%, 06/01/18 - 12/01/44; with total market value $57,120,333)	56,000	56,000

SEI Daily Income Trust / Annual Report / January 31, 2015	23

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Concluded)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo 0.070%, dated 01/28/15, to be repurchased on 02/04/15, repurchase price $32,315,440 (collateralized by varios FNMA obligations, ranging in par value $1,386,098 - $9,091,553, 2.000% - 5.000%, 05/01/23 - 12/01/44; with total market value $32,961,621)	$32,315	$32,315

Total Repurchase Agreements (Cost $637,600) ($ Thousands)		637,600

Total Investments — 100.0% (Cost $5,419,961) ($ Thousands)		$5,419,961

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2015, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	Golden Eagle Retail	4.625%	05/21/23	$250
	Anglo	4.125	09/27/22	500
	Xstrata	4.950	11/15/21	673
	Xstrata	4.250	10/25/22	637
	XL Capital	5.750	10/01/21	1,025
	Westpac Banking Corp.	1.375	07/17/15	1,000
	WPP	3.750	09/19/24	4,559
	Verizon Communications	1.991	09/14/18	3,608
	Verizon Communications	6.350	04/01/19	111
	Verizon Communications	4.150	03/15/24	500
	Stancorp Financial	5.000	08/15/22	1
	Reinsurance Group of America	4.700	09/15/23	500
	Raytheon	3.150	12/15/24	670
	Province De Que Bec	3.500	07/29/20	3,632
	Packaging Corporation of America	4.500	11/01/23	2,791
	Nomura Holdings	6.700	03/20/20	1
	Newcrest Financial	4.450	11/15/21	112
	Korea Electric Power	3.000	10/05/15	150
	Kinder Morgan	3.500	03/01/21	656
	Intesa San Paolo	6.500	02/24/21	—
	Ingram Micro	4.950	12/15/24	177
	ING Bank	5.800	09/25/23	2,128
	Hewlett Packard	2.200	12/01/15	50
	Hewlett Packard	3.000	09/15/16	200
	Heineken	1.400	10/01/17	202
	General Electric	0.880	07/12/16	532
	Express Scripts Holdings	3.500	06/15/24	532
	Exelon Generation	6.200	10/01/17	2,160
	Entertainment Properties Trust	5.750	08/15/22	2,641
	Directv	4.450	04/01/24	6
	Directv	5.000	03/01/21	446
	Daimler Financial	2.950	01/11/17	1,000
	The Bank of Tokyo-Mitubishi	2.300	03/10/19	8,581
	St. Grid	1.750	05/22/18	300
	Verizon Communications	1.991	09/14/18	3,995
	Verizon Communications	6.350	04/01/19	1,985
	U.S. Bank	0.377	04/22/16	674
	Travelers Companies	5.900	06/02/19	706
	Teva Pharmaceutical	2.950	12/18/22	456
	Statpo:Sa	0.432	11/09/17	3,524
	Province De Que Bec	3.500	07/29/20	1,969
	Pepsico	3.600	03/01/24	575
	Province of Ontario	2.300	05/10/16	5,000

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
	CG Caps	1.241%	03/15/23	$101
	CG Caps	5.050	09/15/17	15
	FairFax	4.875	08/13/24	1,900
	Entergy Texas	7.125	02/01/19	7,500
	Directv	5.000	03/01/21	4,505
	John Deere Capital	2.300	09/16/19	1,906
	Costco	3.000	12/15/19	3
	Commonwealth Bank	0.750	01/15/16	1,000
	CDK	4.500	10/15/24	7,963
	Buckeye Partners	4.350	10/15/24	3,341
	The Bank of Nova Scotia	1.450	04/25/18	6,202
	The Bank of Nova Scotia	0.641	03/15/16	1,200
	BPCE	1.700	04/25/16	86
	BNP Paribas	2.450	03/18/19	861
	American Honda Finance	1.000	08/11/15	35
	Alibaba Group	3.600	11/28/24	388
	AT&T	5.500	02/01/18	689
	AGL Capital	6.375	07/15/16	4,472
	Mizuho	1.700	09/25/17	10,000

Percentages are based on Net Assets of $5,421,661 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

As of January 31, 2015, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24	SEI Daily Income Trust / Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS

Treasury Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 41.6%
U.S. Treasury Bills (A)
0.050%, 03/05/15	$2,315	$2,315
0.010%, 06/11/15	1,595	1,594
U.S. Treasury Notes
0.089%, 02/03/15 (B)	5,295	5,295
0.068%, 02/06/15 (B)	6,065	6,063
0.065%, 02/06/15 (B)	960	960
4.000%, 02/15/15	8,711	8,724
11.250%, 02/15/15	1,325	1,331
2.375%, 02/28/15	23,639	23,680
0.250%, 02/28/15 to 05/31/15	34,980	34,992
2.500%, 04/30/15	14,625	14,711
0.125%, 04/30/15	19,940	19,943
4.125%, 05/15/15	5,285	5,345
2.125%, 05/31/15	12,305	12,386
0.375%, 06/15/15	1,745	1,747
1.875%, 06/30/15	2,465	2,483

Total U.S. Treasury Obligations (Cost $141,569) ($ Thousands)		141,569

REPURCHASE AGREEMENTS (C) — 44.7%
Bank of Montreal 0.050% dated 01/30/15, to be repurchased on 02/02/15, repurchase price $21,000,088 (collateralized by U.S. Treasury Notes, ranging in par value $6,100 - $20,310,900, 0.000% - 3.750%, 01/07/16 - 11/15/43, with total market value of $21,420,173)	21,000	21,000
Bank of Nova Scotia 0.050% dated 01/30/15, to be repurchased on 02/02/15, repurchase price $21,000,088 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $6,431,800, 0.625% - 3.750%, 09/30/17 - 08/15/41, with total market value of $21,420,158)	21,000	21,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citibank 0.050% dated 01/30/15, to be repurchased on 02/02/15, repurchase price $21,000,088 (collateralized by U.S. Treasury Notes, ranging in par value $3,756,700 - $8,504,100, 0.875% - 4.500%, 11/15/15 - 08/15/23, with total market value of $21,420,118)	$21,000	$21,000
Goldman Sachs 0.020% dated 01/30/15, to be repurchased on 02/02/15, repurchase price $19,194,032 (collateralized by a U.S. Treasury Note, par value $17,443,991, 3.625%, 08/15/19, with total market value of $19,577,913)	19,194	19,194
JPMorgan Chase 0.060% dated 01/30/15, to be repurchased on 02/02/15, repurchase price $22,000,110 (collateralized by a U.S. Treasury Note, par value $21,440,000, 2.125%, 08/15/21, with total market value of $22,440,200)	22,000	22,000
TD Securities 0.050% dated 01/30/15, to be repurchased on 02/02/15, repurchase price $21,000,088 (collateralized by a U.S. Treasury Note, par value $19,406,400, 4.250%, 11/15/17, with total market value of $21,420,137)	21,000	21,000
Wells Fargo 0.110% dated 12/11/15, to be repurchased on 02/09/15, repurchase price $1,525,280 (collateralized by a U.S. Treasury Note, par value $1,452,700, 2.625%, 11/15/20, with total market value of $1,555,813) (D)	1,525	1,525
Wells Fargo 0.090% dated 01/09/15, to be repurchased on 03/10/15, repurchase price $1,000,150 (collateralized by a U.S. Treasury Note, par value $952,500, 2.625%, 11/15/20, with total market value of $1,020,109) (D)	1,000	1,000

SEI Daily Income Trust / Annual Report / January 31, 2015	25

SCHEDULE OF INVESTMENTS

Treasury Fund (Concluded)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo 0.060% dated 01/30/15, to be repurchased on 02/02/15, repurchase price $22,000,110 (collateralized by a U.S. Treasury Note, ranging in par value $1,008,700 - $20,000,500, 1.250% - 2.625%, 10/31/15 - 11/15/20, with total market value of $22,440,202)	$22,000	$22,000
Wells Fargo 0.110% dated 12/15/15, to be repurchased on 03/13/15, repurchase price $2,315,622 (collateralized by a U.S. Treasury Note, par value $2,205,200, 2.625%, 11/15/20, with total market value of $2,361,725) (D)	2,315	2,315

Total Repurchase Agreements (Cost $152,034) ($ Thousands)		152,034

Total Investments — 86.3% (Cost $293,603) ($ Thousands)		$293,603

Percentages are based on Net Assets of $340,425 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Tri-Party Repurchase Agreement.

(D)	Securities considered illiquid. The total value of such securities as of January 31, 2015 was $4,840 ($ Thousands) and represented 1.4% of Net Assets

As of January 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	SEI Daily Income Trust / Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS

Treasury II Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 78.5%
U.S. Treasury Bills (B)
0.013%, 02/05/15	$37,622	$37,622
0.005%, 02/12/15	5,000	5,000
0.011%, 02/19/15	5,589	5,589
0.050%, 03/05/15	4,295	4,295
0.101%, 06/11/15	2,970	2,969
U.S. Treasury Notes
0.089%, 02/03/15 (A)	10,205	10,205
0.090%, 02/05/15 (A)	6,614	6,614
0.068%, 02/06/15 (A)	7,480	7,477
0.065%, 02/06/15 (A)	2,000	1,999
4.000%, 02/15/15	70,345	70,450
11.250%, 02/15/15	4,680	4,699
0.250%, 02/15/15 to 05/31/15	188,570	188,601
2.375%, 02/28/15	78,800	78,936
2.500%, 04/30/15	36,535	36,750
0.125%, 04/30/15	31,185	31,189
4.125%, 05/15/15	10,935	11,060
2.125%, 05/31/15	38,415	38,670
0.375%, 06/15/15	3,500	3,504

Total U.S. Treasury Obligations (Cost $545,629) ($ Thousands)		545,629

Total Investments — 78.5% (Cost $545,629) ($ Thousands)		$545,629

Percentages are based on Net Assets of $695,267 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

As of January 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2015	27

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 48.9%

Consumer Discretionary — 1.6%
Autozone
1.300%, 01/13/17	$350	$352
NBCUniversal Enterprise
0.938%, 04/15/15 (A) (B)	575	576
0.790%, 04/15/15 (A) (B)	945	947
Thomson Reuters
1.650%, 09/29/17	300	301
0.875%, 05/23/16	350	350
Time Warner Cable
5.850%, 05/01/17	400	438
TRW Automotive
7.250%, 03/15/17 (B)	270	296
Walgreens
0.682%, 02/18/15 (A)	580	580
Whirlpool
1.350%, 03/01/17	335	335

		4,175

Consumer Staples — 1.3%
Anheuser-Busch InBev Finance
0.632%, 02/02/15 (A)	350	349
BAT International Finance PLC
1.400%, 06/05/15 (B)	295	296
CVS Caremark
1.200%, 12/05/16	340	343
Heineken
0.800%, 10/01/15 (B)	375	376
Mondelez International
0.752%, 02/01/15 (A)	450	444
Philip Morris International
2.500%, 05/16/16	500	513
Reynolds American
1.050%, 10/30/15	260	260
SABMiller Holdings
0.922%, 02/01/15 (A) (B)	650	652

		3,233

Energy — 3.4%
BP Capital Markets PLC
0.742%, 02/10/15 (A)	750	742
0.700%, 11/06/15	410	410

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chevron
0.402%, 02/17/15 (A)	$1,210	$1,211
CNOOC Nexen Finance, Ser 2014
1.625%, 04/30/17	450	448
Devon Energy
0.781%, 03/15/15 (A)	500	494
Enbridge
0.684%, 03/02/15 (A)	540	532
Enterprise Products Operating LLC
1.250%, 08/13/15	45	45
Hess
1.300%, 06/15/17	300	296
Kinder Morgan
2.000%, 12/01/17	225	225
Petrobras Global Finance
1.852%, 02/20/15 (A)	325	301
Petrobras Global Finance BV
2.603%, 03/17/15 (A)	800	730
Schlumberger Norge
1.250%, 08/01/17 (B)	145	145
Statoil
0.692%, 02/08/15 (A)	550	548
0.432%, 02/09/15 (A)	870	866
Total Capital Canada
0.633%, 04/17/15 (A)	180	181
Total Capital International
0.802%, 02/12/15 (A)	400	401
TransCanada PipeLines
1.042%, 04/12/15 (A)	665	666
0.750%, 01/15/16	350	349

		8,590

Financials — 31.3%
Abbey National Treasury Services PLC
0.751%, 03/13/15 (A)	1,610	1,611
ABN AMRO Bank
1.056%, 03/08/15 (A) (B)	400	402
0.645%, 03/08/15 (A) (B)	800	799
American Express Credit
0.793%, 03/18/15 (A)	300	299
0.763%, 04/29/15 (A)	760	763
American Express Credit MTN
1.125%, 06/05/17	600	601
American Honda Finance
0.609%, 02/26/15 (A) (B)	815	818
Australia & New Zealand Banking Group
0.792%, 02/15/15 (A)	375	376
0.632%, 04/10/15 (A) (B)	300	300
Banco Santander Chile
1.152%, 04/15/15 (A) (B)	500	498
Bank Nederlandse Gemeenten
0.625%, 07/18/16 (B)	1,300	1,302

28	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of America
1.500%, 10/09/15	$510	$512
1.293%, 04/15/15 (A)	750	756
Bank of America MTN
1.700%, 08/25/17	200	201
1.067%, 04/15/15 (A)	200	201
0.843%, 02/25/15 (A)	700	699
Bank of Montreal
0.503%, 04/14/15 (A)	250	250
Bank of Montreal MTN
0.852%, 04/09/15 (A)	500	502
Bank of New York Mellon MTN
0.675%, 04/15/15 (A)	350	350
Bank of Nova Scotia
1.300%, 07/21/17	400	401
0.773%, 04/15/15 (A)	670	673
0.679%, 03/11/15 (A)	400	401
Bank of Tokyo-Mitsubishi
0.684%, 02/26/15 (A) (B)	440	441
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/17 (B)	325	324
0.846%, 03/08/15 (A) (B)	200	201
0.545%, 03/08/15 (A) (B)	325	324
Barclays Bank PLC
0.812%, 02/19/15 (A)	600	601
Barclays Bank PLC MTN
6.050%, 12/04/17 (B)	500	553
BB&T MTN
1.101%, 03/15/15 (A)	380	384
0.892%, 02/01/15 (A)	350	351
Berkshire Hathaway Finance
0.553%, 04/13/15 (A)	600	600
BNP Paribas MTN
0.830%, 03/12/15 (A)	550	551
BPCE MTN
1.082%, 02/10/15 (A)	700	704
Branch Banking & Trust
0.664%, 03/01/15 (A)	760	761
Capital One Bank USA
1.300%, 06/05/17	500	498
1.200%, 02/13/17	500	498
Capital One Financial
1.000%, 11/06/15	810	811
Chartered PLC
0.575%, 03/08/15 (A) (B)	500	497
Citigroup
1.250%, 01/15/16	1,085	1,089
1.045%, 02/17/15 (A)	470	471
1.021%, 04/08/15 (A)	700	697
0.933%, 02/24/15 (A)	730	728
Citizens Bank MTN
1.600%, 12/04/17	650	651

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.723%, 02/01/15 (A)	$550	$552
Credit Agricole
1.106%, 04/03/15 (A) (B)	1,150	1,158
Credit Suisse MTN
1.375%, 05/26/17	380	381
0.943%, 04/29/15 (A)	500	499
0.539%, 03/11/15 (A)	960	960
Credit Suisse USA
5.375%, 03/02/16	450	472
Daimler Finance North America LLC
1.375%, 08/01/17 (B)	535	536
1.250%, 01/11/16 (B)	610	613
1.092%, 02/01/15 (A) (B)	400	402
0.912%, 02/01/15 (A) (B)	1,070	1,075
Deutsche Bank
1.350%, 05/30/17	650	651
ERAC USA Finance LLC
1.400%, 04/15/16 (B)	240	241
Export-Import Bank of Korea
1.003%, 04/14/15 (A)	945	950
Fifth Third Bank
1.350%, 06/01/17	750	753
0.644%, 02/26/15 (A)	790	791
Ford Motor Credit LLC
1.724%, 12/06/17	350	349
1.500%, 01/17/17	520	520
1.482%, 02/09/15 (A)	220	222
1.070%, 03/12/15 (A)	300	297
General Electric Capital
0.965%, 02/11/15 (A)	250	252
General Electric Capital MTN
0.433%, 02/11/15 (A)	600	600
1.250%, 05/15/17	750	755
Goldman Sachs Group
3.625%, 02/07/16	505	518
1.455%, 04/30/15 (A)	500	506
0.697%, 03/22/15 (A)	1,455	1,453
Goldman Sachs Group MTN
1.332%, 02/15/15 (A)	400	403
1.043%, 02/15/15 (A)	700	701
HSBC Bank PLC
0.872%, 02/15/15 (A) (B)	500	502
HSBC USA
1.300%, 06/23/17	1,590	1,597
Hyundai Capital America
1.875%, 08/09/16 (B)	165	167
1.625%, 10/02/15 (B)	685	688
ING Bank
1.895%, 02/15/15 (A) (B)	550	555
0.945%, 04/02/15 (A) (B)	300	300

SEI Daily Income Trust / Annual Report / January 31, 2015	29

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

ING US
2.900%, 02/15/18	$350	$361
Intesa Sanpaolo
3.125%, 01/15/16	350	356
JPMorgan Chase
1.212%, 04/23/15 (A)	500	503
0.886%, 04/28/15 (A)	500	497
JPMorgan Chase MTN
0.854%, 02/25/15 (A)	990	992
KeyBank
0.723%, 02/25/15 (A)	700	702
KFW
2.000%, 06/01/16	950	970
Korea Development Bank
0.882%, 04/22/15 (A)	1,005	1,005
Macquarie Group
1.255%, 04/30/15 (A) (B)	350	353
Manufacturers & Traders Trust
1.400%, 07/25/17	450	453
0.535%, 03/07/15 (A)	660	660
Metropolitan Life Global Funding I
1.500%, 01/10/18 (B)	220	221
0.783%, 02/01/15 (A) (B)	460	462
0.632%, 04/10/15 (A) (B)	2,475	2,481
Mizuho Bank
0.705%, 03/25/15 (A) (B)	580	580
Morgan Stanley
1.483%, 02/25/15 (A)	1,320	1,331
1.106%, 04/24/15 (A)	400	399
Morgan Stanley MTN
5.950%, 12/28/17	140	156
National Rural Utilities Cooperative Finance MTN
0.533%, 02/23/15 (A)	600	601
New York Life Global Funding
0.607%, 04/23/15 (A) (B)	550	552
Nissan Motor Acceptance
0.955%, 03/26/15 (A) (B)	800	804
0.785%, 03/04/15 (A) (B)	245	245
Nordea Bank
1.250%, 04/04/17 (B)	600	600
PACCAR Financial MTN
1.100%, 06/06/17	325	326
PNC Bank
0.573%, 04/29/15 (A)	700	700
Pricoa Global Funding I MTN
0.382%, 02/16/15 (A) (B)	325	325
Principal Life Global Funding II
1.200%, 05/19/17 (B)	370	369
1.000%, 12/11/15 (B)	530	533
Principal Life Global Funding II MTN
1.125%, 02/24/17 (B)	300	300
Province of Ontario Canada
1.600%, 09/21/16	1,400	1,422

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Prudential Financial MTN
1.012%, 04/01/15 (A)	$500	$502
Rabobank MTN
2.125%, 10/13/15	880	890
Royal Bank of Canada MTN
1.200%, 01/23/17	400	402
0.850%, 03/08/16	990	993
0.587%, 04/23/15 (A)	450	451
Royal Bank of Scotland Group PLC
1.875%, 03/31/17	300	302
Santander Bank
1.182%, 04/12/15 (A)	600	600
Societe Generale
1.335%, 02/14/15 (A)	450	458
Sumitomo Mitsui Banking
1.350%, 07/18/15	250	251
0.684%, 04/10/15 (A)	500	500
SunTrust Bank
0.672%, 02/15/15 (A)	300	299
Svenska Handelsbanken
0.722%, 03/25/15 (A)	700	703
Synchrony Financial
1.875%, 08/15/17	255	256
0.001%, 02/02/15 (A)	600	601
Toronto-Dominion Bank MTN
0.472%, 02/02/15 (A)	400	400
Toyota Motor Credit MTN
1.125%, 05/16/17	500	503
Travelers
6.250%, 06/20/16	1,017	1,095
UBS MTN
5.875%, 12/20/17	550	616
Union Bank
1.005%, 03/26/15 (A)	250	251
Ventas Realty†
1.550%, 09/26/16	550	554
1.250%, 04/17/17	140	140
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 (B)	500	500
0.672%, 02/20/15 (A) (B)	1,120	1,120
Volkswagen International Finance
1.125%, 11/18/16 (B)	260	260
0.672%, 02/20/15 (A) (B)	775	777
WEA Finance LLC
1.750%, 09/15/17 (B)	235	236
Wells Fargo MTN
1.150%, 06/02/17	650	650
0.787%, 04/20/15 (A)	1,040	1,044
Westpac Banking
1.200%, 05/19/17	275	276
0.863%, 04/17/15 (A)	325	326

		80,084

30	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Health Care — 3.6%
AbbVie
1.200%, 11/06/15	$675	$677
0.992%, 02/06/15 (A)	130	130
Actavis Funding SCS
1.300%, 06/15/17	450	446
Amgen
2.125%, 05/15/17	500	509
0.613%, 02/22/15 (A)	1,150	1,148
Bayer US Finance LLC
0.536%, 04/06/15 (A) (B)	600	599
0.504%, 04/07/15 (A) (B)	400	400
Becton Dickinson
1.800%, 12/15/17	500	504
0.691%, 02/01/15 (A)	260	260
Express Scripts Holding
2.650%, 02/15/17	550	565
1.250%, 06/02/17	600	599
GlaxoSmithKline Capital
0.700%, 03/18/16	844	846
McKesson
1.292%, 03/10/17	410	411
0.950%, 12/04/15	235	236
Medtronic
1.500%, 03/15/18 (B)	255	257
Mylan
1.350%, 11/29/16	400	400
Providence Health & Services Obligated Group
1.055%, 04/01/15 (A)	700	704
Thermo Fisher Scientific
1.300%, 02/01/17	165	165
WellPoint
1.250%, 09/10/15	210	211

		9,067

Industrials — 2.1%
Air Lease
4.500%, 01/15/16	300	307
2.125%, 01/15/18	230	229
Canadian National Railway
0.432%, 02/06/15 (A)	1,000	1,000
GATX
1.250%, 03/04/17	215	214
Hutchison Whampoa International 14
1.625%, 10/31/17 (B)	400	397
John Deere Capital MTN
0.461%, 03/15/15 (A)	1,055	1,054
Norfolk Southern
5.750%, 01/15/16	980	1,026
Pentair Finance
1.350%, 12/01/15	285	286

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Precision Castparts
0.700%, 12/20/15	$145	$145
Rockwell Collins
0.591%, 03/15/15 (A)	690	690

		5,348

Information Technology — 0.7%
Alibaba Group Holding
0.756%, 02/28/15 (A) (B)	350	350
Fidelity National Information Services
1.450%, 06/05/17	170	170
Hewlett-Packard
3.000%, 09/15/16	450	463
1.193%, 04/14/15 (A)	500	494
TSMC Global
0.950%, 04/03/16 (B)	325	324
Western Union
2.375%, 12/10/15	85	86

		1,887

Materials — 1.5%
Glencore Funding LLC
1.396%, 02/27/15 (A) (B)	700	703
Monsanto
1.150%, 06/30/17	500	500
0.432%, 02/07/15 (A)	710	709
Rio Tinto Finance USA PLC
1.083%, 03/17/15 (A)	955	958
Xstrata Finance Canada
2.050%, 10/23/15 (B)	900	903

		3,773

Telecommunications — 1.6%
AT&T
0.618%, 02/12/15 (A)	600	600
British Telecommunications PLC
1.250%, 02/14/17	270	270
Verizon Communications
1.991%, 03/14/15 (A)	470	489
1.771%, 03/15/15 (A)	410	418
1.350%, 06/09/17	600	599
0.636%, 03/09/15 (A)	560	559
Vodafone Group PLC
0.617%, 02/19/15 (A)	1,120	1,120

		4,055

Utilities — 1.8%
Dominion Gas Holdings LLC
1.050%, 11/01/16	550	551
Duke Energy
0.636%, 04/03/15 (A)	1,450	1,452
Duke Energy Progress
0.435%, 03/06/15 (A)	180	179

SEI Daily Income Trust / Annual Report / January 31, 2015	31

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Exelon
4.900%, 06/15/15	$350	$355
Georgia Power
0.625%, 11/15/15	1,500	1,501
NextEra Energy Capital Holdings
1.339%, 09/01/15	300	301
Southern
1.300%, 08/15/17	310	311

		4,650

Total Corporate Obligations (Cost $124,727) ($ Thousands)		124,862

ASSET-BACKED SECURITIES — 26.6%

Automotive — 15.7%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/16	237	237
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/17	245	245
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/17	480	481
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.617%, 02/15/15 (A)	310	310
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/18	825	827
Ally Master Owner Trust, Ser 2013-2, Cl A
0.617%, 02/15/15 (A)	750	750
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.637%, 02/15/15 (A)	350	350
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.567%, 02/15/15 (A)	850	848
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	635	636
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 02/15/15	650	654
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/18 (B)	164	165
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/16 (B)	39	39
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/18 (B)	106	106

Description	Face Amount ($ Thousands)	Value ($ Thousands)

American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/17 (B)	$68	$68
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/18 (B)	83	83
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/17	330	331
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/17	265	265
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	490	490
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/18	300	300
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/16	69	69
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.548%, 02/26/15 (A)	76	76
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.717%, 02/15/15 (A) (B)	27	27
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.467%, 02/15/15 (A) (B)	564	563
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/21 (B)	100	100
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/15 (B)	111	111
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/22 (B)	170	170
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/18 (B)	646	649
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.546%, 02/20/15 (A)	199	199
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/18	190	191
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/16	325	325
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/17	357	358

32	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	$44	$44
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	120
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/17 (B)	16	16
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.418%, 02/07/15 (A) (B)	287	289
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.918%, 02/07/15 (A) (B)	449	450
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.618%, 02/07/15 (A) (B)	154	154
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.588%, 02/07/15 (A) (B)	685	685
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/16 (B)	72	72
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.767%, 02/15/15 (A) (B)	425	426
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/18 (B)	758	760
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/18 (B)	253	253
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20 (B)	290	290
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/21 (B)	365	366
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/21 (B)	415	416
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/17 (B)	75	75
DT Auto Owner Trust, Ser 2014-2A, Cl A
0.830%, 08/15/17 (B)	358	358
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (B)	40	40
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/18 (B)	332	332

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/19 (B)	$301	$302
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/18 (B)	121	121
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18 (B)	88	88
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19 (B)	925	927
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/17 (B)	82	82
First Investors Auto Owner Trust, Ser 2013-3A, Cl A3
1.440%, 10/15/19 (B)	300	301
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/18 (B)	244	244
First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/18 (B)	425	425
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/17	615	618
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/17	600	604
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	480
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/18	600	616
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A2
0.511%, 02/15/15 (A)	375	374
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.547%, 02/15/15 (A)	945	945
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.637%, 02/15/15 (A)	310	311
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/19	80	80
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.738%, 02/20/15 (A)	598	598
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.658%, 02/28/15 (A)	480	480

SEI Daily Income Trust / Annual Report / January 31, 2015	33

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.608%, 02/20/15 (A)	$1,405	$1,406
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
0.618%, 02/20/15 (A)	665	664
GM Financial Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/17 (B)	1,140	1,142
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.212%, 02/10/15 (A) (B)	765	767
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/16	114	114
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/16 (B)	206	206
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/17 (B)	725	727
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/16	150	150
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A3
0.780%, 08/15/17	200	200
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17 (B)	360	360
Motor PLC, Ser 2013-1A, Cl A1
0.668%, 02/15/15 (A) (B)	79	79
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.637%, 02/15/15 (A)	1,240	1,241
Nissan Master Owner Trust Receivables, Ser 2013-A, Cl A
0.461%, 02/15/15 (A)	250	250
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/19 (B)	310	311
Prestige Auto Receivables Trust, Ser 2012-1A, Cl A3
1.760%, 10/16/17 (B)	181	182
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/18 (B)	316	316
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/19 (B)	250	251
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18 (B)	730	730

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/18	$136	$136
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/17	526	532
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/18	430	444
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/17	514	515
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl B
1.330%, 05/15/17	325	333
1.330%, 05/15/17	79	79
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A2A
0.660%, 06/15/17	58	58
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/18	485	486
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.541%, 02/16/15 (A)	46	46
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/18	250	250
SMART Trust, Ser 2011-4USA
1.510%, 02/14/15	318	319
SMART Trust, Ser 2011-4USA, Cl A4A
2.280%, 08/14/17 (B)	280	282
SMART Trust, Ser 2014-1US, Cl A2B
0.467%, 02/14/15 (A)	617	617
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/18 (B)	23	23
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/18 (B)	274	274
Susquehanna Auto Receivables Trust, Ser 2014-1
1.000%, 02/15/18	425	425
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A2A
0.520%, 10/20/16	389	389
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.518%, 02/20/15 (A) (B)	400	400
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 02/20/15 (B)	328	329

34	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/18 (B)	$240	$240
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/18 (B)	300	300
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/17 (B)	331	330
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/17 (B)	635	635
Wheels SPV 2 LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/23 (B)	250	250
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.517%, 02/15/15 (A) (B)	555	555

		40,108

Credit Card — 3.0%
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/19	185	185
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.527%, 02/15/15 (A)	320	320
Cabela’s Master Credit Card Trust, Ser 2013-2A A2, Cl A2
0.817%, 02/15/15 (A) (B)	210	211
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.517%, 02/15/15 (A)	165	165
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/19	360	360
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.417%, 02/15/15 (A)	450	447
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/17	1,240	1,241
Chase Issuance Trust, Ser 2014-A6, Cl A
1.260%, 07/15/19	400	402
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/18	500	503
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	415	415

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/19	$650	$653
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/19	260	261
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	480	480
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	590	591
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/17 (B)	575	576
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/17 (B)	360	360
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/20	650	650

		7,820

Miscellaneous Business Services — 6.9%
Apidos CDO, Ser 2013-12A, Cl A
1.353%, 02/02/15 (A) (B)	600	588
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.398%, 04/17/15 (A) (B)	335	334
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.828%, 02/25/15 (A)	155	155
Cent CLO 16, Ser 2014-16AR, Cl A1AR
1.482%, 02/03/15 (A) (B)	500	496
Cent CLO 16, Ser 2014-20A, Cl A
1.724%, 01/25/26 (A) (B)	600	595
CIFC Funding, Ser 2013-1A, Cl A1
1.379%, 04/16/15 (A) (B)	485	477
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/17 (B)	1,005	1,005
City of New York, Ser 2013-A, Cl A
1.190%, 11/10/26 (B)	34	34
CNH Equipment Trust, Ser 2012-D, Cl A3
0.650%, 04/16/18	530	530
CNH Equipment Trust, Ser 2014-C, Cl A2
0.630%, 12/15/17	1,025	1,024
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/20 (B)	500	500

SEI Daily Income Trust / Annual Report / January 31, 2015	35

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.607%, 04/18/15 (A) (B)	$250	$247
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/16	89	89
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/16	46	46
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/17 (B)	400	400
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/16	127	127
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/45 (B)	625	620
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl B2
1.744%, 01/16/46 (B)	405	405
ING IM CLO, Ser 2014-1A, Cl A1
1.757%, 04/18/15 (A) (B)	290	288
ING IM CLO, Ser 2014-1RA, Cl A2R
2.091%, 04/02/15 (A) (B)	500	496
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/19	580	580
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 02/15/15 (B)	420	420
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/17 (B)	184	184
Limerock CLO II, Ser 2014-2A, Cl A
1.757%, 02/18/15 (A) (B)	500	498
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.547%, 03/24/15 (A) (B)	420	409
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/17 (B)	324	327
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/16 (B)	204	204
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/19 (B)	560	559
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.418%, 02/25/15 (A)	1,394	1,392
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.373%, 02/25/15 (A)	8	8

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.723%, 03/11/15 (A) (B)	$405	$402
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/27 (B)	140	140
Oak Hill Credit Partners, Ser 2013-8A, Cl A
1.351%, 04/21/15 (A) (B)	360	353
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.377%, 04/17/15 (A) (B)	550	538
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.177%, 02/22/15 (A) (B)	285	285
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.383%, 02/24/15 (A) (B)	425	425
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.326%, 04/25/15 (A)	108	108
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.356%, 04/25/15 (A)	189	188
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.256%, 04/25/15 (A)	85	85
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.167%, 02/15/15 (A) (B)	77	77
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.017%, 02/15/15 (A) (B)	246	246
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.328%, 02/26/15 (A)	20	20
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22 (B)	445	445
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.398%, 02/25/15 (A) (B)	595	592
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.318%, 02/25/15 (A)	158	156
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.002%, 03/25/15 (A) (B)	475	473

		17,570

Mortgage Related — 1.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.850%, 02/27/15 (A)	250	245

36	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.888%, 02/27/15 (A)	$327	$321
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R3, Cl A1B
0.428%, 02/25/15 (A)	88	87
Bear Stearns Asset-Backed-Securities I Trust, Ser 2005-HE3, Cl M2
1.190%, 02/25/15 (A)	383	379
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.328%, 02/20/15 (A)	1,011	1,005
JPMorgan Mortgage Acquisition, Ser 2005-FLD1, Cl M2
0.903%, 02/25/15 (A)	214	213
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.538%, 02/25/15 (A) (B)	34	34
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-4, Cl A3
0.428%, 02/25/15 (A)	64	63
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.668%, 02/25/15 (A)	220	217

		2,564

Total Asset-Backed Securities (Cost $68,140) ($ Thousands)		68,062

MORTGAGE-BACKED SECURITIES — 18.5%

Agency Mortgage-Backed Obligations — 5.5%
FHLMC
5.000%, 12/01/18 to 06/01/26	321	342
4.500%, 09/01/26	78	83
4.000%, 05/01/19 to 04/01/20	558	590
2.218%, 02/01/15 (A)	125	130
2.168%, 02/01/15 (A)	110	116
FHLMC REMIC, Ser 2004-2764, Cl OE
4.500%, 03/15/19	81	85
FHLMC REMIC, Ser 2009-3570, Cl A
4.500%, 02/01/15 (A)	100	106
FHLMC REMIC, Ser 2010-3634, Cl EA
4.000%, 11/15/23	64	64
FNMA
6.000%, 01/01/27	73	82
5.000%, 04/01/20 to 03/01/25	1,273	1,375
2.340%, 02/01/15 (A)	21	22
2.253%, 02/01/15 (A)	30	31

Description	Face Amount ($ Thousands)	Value ($ Thousands)

2.245%, 02/01/15 (A)	$10	$10
2.178%, 02/01/15 (A)	101	105
2.114%, 02/01/15 (A)	40	42
2.035%, 02/01/15 (A)	51	54
1.940%, 01/01/17	546	548
1.357%, 02/01/15 (A)	17	18
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	33	36
FNMA REMIC, Ser 2001-33, Cl FA
0.618%, 02/25/15 (A)	25	26
FNMA REMIC, Ser 2002-64, Cl FG
0.418%, 02/18/15 (A)	26	26
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	147	154
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/18	109	113
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	24	25
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	133	142
FNMA REMIC, Ser 2011-6, Cl BA
2.750%, 06/25/20	202	207
FNMA TBA
3.500%, 02/15/30	850	902
3.000%, 02/15/30	4,200	4,416
GNMA
2.500%, 02/01/15 (A)	144	153
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/34	100	104
GNMA, Ser 2009-104, Cl NJ
4.250%, 07/20/36	39	40
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/23	323	334
GNMA, Ser 2010-86, Cl PG
3.000%, 01/20/36	141	143
GNMA, Ser 2011-106, Cl ME
3.000%, 06/20/38	369	376
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	243	244
Mortgage-Linked Amortizing Notes,
Ser 2012-1, Cl A10
2.060%, 01/15/22	72	74
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.618%, 02/04/15 (A)	634	638
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	14	14
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.527%, 02/06/15 (A)	202	202
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.618%, 02/04/15 (A)	491	494

SEI Daily Income Trust / Annual Report / January 31, 2015	37

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.557%, 02/09/15 (A)	$271	$272
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.567%, 02/09/15 (A)	627	630
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.548%, 02/05/15 (A)	356	357
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.548%, 02/07/15 (A)	188	188

		14,113

Non-Agency Mortgage-Backed Obligations — 12.7%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.961%, 02/15/15 (A) (B)	150	150
Banc of America Merrill Lynch Commercial Mortgage, Ser 2, Cl A5
4.857%, 07/10/43 (A)	246	247
Banc of America Merrill Lynch Commercial Mortgage, Ser 4, Cl A5A
4.933%, 07/10/45	626	631
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.637%, 02/01/15 (A) (B)	320	296
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.699%, 02/01/15 (A) (B)	40	37
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.551%, 02/01/15 (A) (B)	102	80
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.617%, 02/01/15 (A) (B)	140	129
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.652%, 02/01/15 (A) (B)	245	220
Bear Stearns Commercial Mortgage Securities Trust, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (A)	6	6
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	407	417

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl A4
4.674%, 06/11/41	$384	$385
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/42	72	73
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T18, Cl A4
4.933%, 02/01/15 (A)	6	6
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-TOP20, Cl A4A
5.140%, 02/01/15 (A)	427	434
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	278	292
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PWR11, Cl A4
5.435%, 02/01/15 (A)	441	455
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR7, Cl A3
5.116%, 02/11/41 (A)	49	49
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.303%, 02/01/15 (A)	377	387
CD Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	575	609
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 02/01/15 (A)	435	476
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.150%, 02/01/15 (A)	393	432
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	246	246
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.911%, 02/15/15 (A) (B)	450	449
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.577%, 02/01/15 (A) (B)	56	56
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.696%, 02/01/15 (A) (B)	220	200
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (B)	368	371

38	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	$186	$186
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	173	173
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	229	228
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/46	213	213
Commercial Mortgage Pass-Through Certificates, Ser CR9, Cl A1
1.344%, 07/10/45	916	922
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/44	35	35
Commercial Mortgage Trust, Ser 2014-BBG, Cl A
0.967%, 02/15/15 (A) (B)	845	842
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.708%, 02/25/15 (A) (B)	30	28
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.503%, 02/01/15 (A) (B)	185	153
Credit Suisse Commercial Mortgage Trust, Ser C4, Cl A3
5.467%, 09/15/39	372	391
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (B)	758	775
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.720%, 02/01/15 (A) (B)	159	159
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 02/01/15 (A) (B)	84	84
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.020%, 02/25/15 (A) (B)	432	430
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.118%, 02/25/15 (A) (B)	210	207
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.118%, 02/25/15 (A) (B)	262	257
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.368%, 02/25/15 (A) (B)	573	567

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Capital Commercial Mortgage, Ser C3, Cl A7A
4.974%, 02/01/15 (A)	$500	$504
GE Capital Commercial Mortgage, Ser C4, Cl A4
5.313%, 02/01/15 (A)	1,070	1,086
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
2.935%, 02/01/15 (A) (B)	229	213
Granite Master Issuer PLC, Ser 2006-3, Cl A3
0.248%, 02/22/15 (A) (B)	578	574
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.248%, 02/20/15 (A) (B)	544	541
Granite Master Issuer PLC, Ser 2006-4, Cl A6
0.348%, 02/20/15 (A) (B)	70	70
Granite Master Issuer PLC, Ser 2007-1, Cl 3A1
0.368%, 02/20/15 (A) (B)	84	84
Granite Master Issuer PLC, Ser 2007-1, Cl 2A1
0.308%, 02/20/15 (A) (B)	74	73
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (B)	721	743
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	194	193
GS Mortgage Securities II, Ser GC13, Cl A1
1.206%, 07/10/46	134	134
GS Mortgage Securities II, Ser GC14, Cl A1
1.217%, 08/10/46	201	202
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A1
1.468%, 08/10/44	55	56
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.655%, 02/01/15 (A) (B)	283	258
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.891%, 02/01/15 (A) (B)	316	293
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.703%, 02/01/15 (A) (B)	259	213
Hilton USA Trust, Ser HLF, Cl AFL
1.172%, 04/14/15 (A) (B)	222	222
Hilton USA Trust, Ser ORL, Cl A
1.061%, 02/15/15 (A) (B)	1,000	993

SEI Daily Income Trust / Annual Report / January 31, 2015	39

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Impac CMB Trust, Ser 2004-9, Cl 1A1
0.928%, 02/25/15 (A)(B)	$72	$66
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.688%, 02/03/15 (A) (B)	81	74
Impac CMB Trust, Ser 2005-3, Cl A1
0.648%, 02/25/15 (A) (B)	75	67
Impac CMB Trust, Ser 2005-5, Cl A1
0.808%, 02/25/15 (A) (B)	60	54
Impac CMB Trust, Ser 2005-8, Cl 1A
0.428%, 02/25/15 (A) (B)	198	171
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3, Cl A4A
4.936%, 02/01/15 (A)	1,017	1,025
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 02/01/15 (A)	529	535
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP7, Cl A4
5.875%, 02/01/15 (A)	180	187
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.067%, 02/15/15 (A) (B)	875	871
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.361%, 02/01/15 (A) (B)	375	374
JPMorgan Chase Commercial Mortgage Securities Trust, Ser CB11, Cl A4
5.335%, 08/12/37 (A)	42	42
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	213	214
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/45	79	79
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/46	181	182
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.527%, 02/01/15 (A) (B)	143	140
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.627%, 02/01/15 (A) (B)	168	144

Description	Face Amount ($ Thousands)	Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4
5.197%, 11/15/30 (A)	$224	$226
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.438%, 02/25/15 (A) (B)	77	73
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 11/01/15 (A)	419	429
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.805%, 06/25/37 (B)	285	238
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	115	122
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	109	108
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	93	93
Morgan Stanley Capital I Trust, Ser C1, Cl A1
2.602%, 09/15/47 (B)	234	235
Morgan Stanley Capital I Trust, Ser C4, Cl A1
1.085%, 03/15/45	242	243
Morgan Stanley Capital I Trust, Ser T19, Cl A4A
4.890%, 06/12/47	328	330
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51 (B)	320	320
MortgageIT Trust, Ser 2005-5, Cl A1
0.428%, 02/25/15 (A)(B)	277	254
Opteum Mortgage Acceptance Asset- Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.428%, 02/25/15 (A) (B)	401	401
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.452%, 02/15/15 (A) (B)	116	109
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.351%, 04/19/15 (B)	279	259
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
3.797%, 07/27/37 (B)	217	182

40	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.436%, 02/20/15 (A) (B)	$33	$32
Silverstone Master Issuer PLC, Ser 2012-1A, Cl 1A
1.806%, 04/22/15 (A) (B)	100	101
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (A) (B)	251	250
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	281	279
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	407	409
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.242%, 02/01/15 (A)	281	285
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.270%, 02/01/15 (A)	270	275
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.317%, 02/01/15 (A) (B)	307	284
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	281	281
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.616%, 02/01/15 (A) (B)	133	131
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.609%, 07/25/36 (B)	260	254
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.506%, 09/25/36 (B)	153	142
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/44 (B)	274	276
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.791%, 02/15/44 (B)	920	937
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (B)	215	216
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	607	606

Description	Face Amount ($ Thousands)	Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	$140	$140
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	351	350
WFRBS Commercial Mortgage Trust, Ser C15, Cl A1
1.264%, 08/15/46	147	148

		32,478

Total Mortgage-Backed Securities (Cost $47,254) ($ Thousands)		46,591

MUNICIPAL BONDS — 4.4%

California — 0.4%
Orange County, Ser A, RB
0.580%, 11/02/15	445	445
University of California, Ser Y-1, RB
0.671%, 02/01/15 (A)	490	490

		935

Florida — 0.2%
Florida, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	620	625

Hawaii — 0.2%
Hawaii State, Ser ES, GO
0.731%, 08/01/16	655	656

Illinois — 0.2%
City of Chicago, Midway Airport Revenue, Ser C, RB
1.320%, 01/01/16	270	270
Illinois State, Ser B, GO
1.780%, 04/01/16	300	301

		571

Kentucky — 0.2%
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/16	410	410

Maine — 0.2%
Maine, Municipal Bond Bank, RB
1.068%, 06/01/15	525	526

New Jersey — 1.8%
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	500	499

SEI Daily Income Trust / Annual Report / January 31, 2015	41

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/16	$2,675	$2,671
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	1,250	1,244
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	175	176

		4,590

Ohio — 0.5%
Hamilton County, Ohio Sewer System Revenue, RB
0.803%, 12/01/15	1,200	1,203

Texas — 0.5%
City of El Paso, Harris County Toll Road Authority, GO
1.049%, 08/15/16	455	455
Harris County, Toll Road Authority, RB
2.440%, 08/15/15	735	742

		1,197

Utah — 0.2%
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/16	610	608

Total Municipal Bonds (Cost $11,325) ($ Thousands)		11,321

U.S. TREASURY OBLIGATIONS (A) — 1.3%
U.S. Treasury Notes
0.089%, 02/03/15	1,310	1,310
0.065%, 02/06/15	2,000	2,000

Total U.S. Treasury Obligations (Cost $3,310) ($ Thousands)		3,310

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FHLB
1.625%, 04/13/17	950	959
FHLMC
1.250%, 12/05/17	700	701
1.200%, 08/21/17	800	800
0.800%, 11/18/16	1,400	1,401

Total U.S. Government Agency Obligations (Cost $3,860) ($ Thousands)		3,861

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT (C) — 0.9%
BNP Paribas 0.080%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $2,300,015 (collateralized by various FNMA, FMAC and GNMA obligations, ranging in par value $1,000 - $6,300,000, 2.000% - 7.500%, 03/01/15 - 01/20/45; with total market value $2,346,000)	$2,300	$2,300

Total Repurchase Agreement (Cost $2,300) ($ Thousands)		2,300

Total Investments — 101.8% (Cost $260,916)($ Thousands)		$260,307

A list of the open futures contracts held by the Fund at January 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
U.S. 10-Year Treasury Note	(29)	Mar-2015	$(138)
U.S. 2-Year Treasury Note	(8)	Mar-2015	(7)
U.S. 5-Year Treasury Note	12	Mar-2015	28
U.S. Long Treasury Bond	(3)	Mar-2015	(31)

			$(148)

For the year ended January 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

†	Real Estate Investment Trust.

Percentages are based on Net Assets of $255,614 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Tri-Party Repurchase Agreement.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FMAC — Financial Management Advisory Committee

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

42	SEI Daily Income Trust / Annual Report / January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$124,862	$—	$124,862
Asset-Backed Securities	—	68,062	—	68,062
Mortgage-Backed Securities	—	46,591	—	46,591
Municipal Bonds	—	11,321	—	11,321
U.S. Government Agency Obligations	—	3,861	—	3,861
Repurchase Agreement	—	2,300	—	2,300
U.S. Treasury Obligations	—	3,310	—	3,310

Total Investments in Securities	$—	$260,307	$—	$260,307

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$28	$—	$—	$28
Unrealized Depreciation	(176)	—	—	(176)

Total Other Financial Instruments	$(148)	$—	$—	$(148)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the year ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Daily Income Trust / Annual Report / January 31, 2015	43

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.6%
FHLMC
0.875%, 02/22/17	$70,815	$71,232
FNMA
1.250%, 09/28/16	65,475	66,343
1.250%, 01/30/17	60,125	60,937
0.875%, 05/21/18	35,400	35,273

Total U.S. Government Agency Obligations (Cost $232,158) ($ Thousands)		233,785

MORTGAGE-BACKED SECURITIES — 29.8%

Agency Mortgage-Backed Obligations — 29.8%
FHLMC
4.879%, 05/19/17	5,000	5,402
4.500%, 02/01/22 to 06/01/26	10,146	10,946
2.564%, 02/01/15 (A)	5,117	5,329
2.460%, 02/01/15 (A)	28	29
2.458%, 02/01/15 (A)	2	2
2.447%, 02/01/15 (A)	40	42
2.389%, 02/01/15 (A)	7	7
2.384%, 02/01/15 (A)	11	11
2.375%, 02/01/15 (A)	13	13
2.329%, 02/01/15 (A)	38	40
2.328%, 02/01/15 (A)	1,079	1,135
2.310%, 02/01/15 (A)	20	20
2.302%, 02/01/15 (A)	2	2
2.284%, 02/01/15 (A)	44	46
2.260%, 02/01/15 (A)	11	11
2.250%, 02/01/15 (A)	9	9
2.235%, 02/01/15 (A)	59	62
2.150%, 02/01/15 (A)	11	12
2.125%, 02/01/15 (A)	23	23
2.000%, 02/01/15 (A)	3	3
1.875%, 02/01/15 (A)	4	4
1.625%, 02/01/15 (A)	6	6
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	497	586
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	289	291
FHLMC REMIC, Ser 2006-3148, Cl CF
0.561%, 02/15/15 (A)	481	484
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	5,380	5,835

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 3153, Cl FX
0.511%, 02/15/15 (A)	$187	$188
FHLMC, Ser K022, Cl A2
2.355%, 07/25/22	1,600	1,638
FHLMC, Ser K710, Cl A2
1.883%, 05/25/19	6,000	6,097
FHLMC, Ser KGRP, Cl A
0.534%, 02/25/15 (A)	6,137	6,141
FNMA
7.000%, 06/01/37	15	17
6.500%, 05/01/26 to 09/01/36	461	533
6.000%, 02/01/23 to 09/01/24	4,861	5,429
5.500%, 06/01/16 to 12/01/25	1,272	1,401
5.300%, 07/01/19	849	919
5.250%, 08/01/24	1,309	1,597
5.090%, 11/01/15	3,830	3,944
5.000%, 03/01/19 to 04/01/41	4,156	4,637
4.771%, 11/01/15	6,324	6,388
4.500%, 04/01/26 to 10/01/31	5,854	6,364
4.070%, 04/01/19	1,193	1,299
4.000%, 05/01/26 to 08/01/26	4,135	4,409
3.890%, 01/01/24	1,146	1,287
3.840%, 08/01/21	1,334	1,482
3.800%, 01/01/23	1,975	2,208
3.750%, 06/01/22	1,260	1,399
3.500%, 11/01/21	1,596	1,740
3.470%, 11/01/20	168	183
3.400%, 03/01/22	3,749	4,094
3.270%, 05/01/21	500	538
3.260%, 12/01/20	591	641
3.250%, 04/01/21 to 11/01/21	2,695	2,907
3.050%, 10/01/20	59	63
2.990%, 10/01/17	3,252	3,404
2.830%, 05/01/21	456	480
2.720%, 05/01/21	2,165	2,264
2.515%, 10/01/22	700	723
2.400%, 10/01/22	483	496
2.360%, 06/01/19	1,540	1,595
2.350%, 10/01/22	1,484	1,519
2.341%, 11/01/15 (A)	296	310
2.310%, 10/01/22	2,320	2,368
2.275%, 11/01/15 (A)	19	20
2.250%, 10/01/22 to 10/01/22	5,366	5,457
2.220%, 10/01/22	2,305	2,350
2.178%, 02/01/15 (A)	479	502
2.103%, 02/01/15 (A)	37	38
2.067%, 02/01/15 (A)	280	284
2.035%, 02/01/15 (A)	194	205
1.959%, 02/01/15 (A)	95	98
FNMA REMIC, Ser 1992-61, Cl FA
0.820%, 11/25/15 (A)	66	67
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	25	27

44	SEI Daily Income Trust / Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	$13	$15
FNMA REMIC, Ser 1994-77, Cl FB
1.670%, 02/25/15 (A)	5	5
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	19	20
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	100	103
FNMA REMIC, Ser 2002-53, Cl FK
0.570%, 02/25/15 (A)	97	98
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	136	141
FNMA REMIC, Ser 2006-76, Cl QF
0.570%, 02/25/15 (A)	915	918
FNMA REMIC, Ser 2006-79, Cl DF
0.520%, 02/25/15 (A)	771	775
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	962	1,048
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	7,036	7,527
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	4,135	4,516
FNMA REMIC, Ser 2013-75, Cl FE
0.418%, 02/25/43 (A)	5,427	5,426
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	11,072	11,405
FNMA TBA
5.000%, 02/01/38	900	995
4.500%, 02/01/34	18,100	19,643
3.000%, 02/15/45	7,400	7,652
GNMA
6.500%, 04/15/17 to 02/20/39	660	778
6.000%, 06/15/16 to 06/15/41	15,451	17,667
5.500%, 10/15/34 to 02/15/41	5,338	5,956
5.000%, 09/15/39 to 04/15/41	3,622	4,023
4.000%, 07/15/41 to 04/15/43	456	490
GNMA TBA
6.000%, 02/15/45	1,600	1,806
5.500%, 02/15/45	500	558
4.500%, 02/15/45	1,300	1,419
3.500%, 02/15/45	200	212
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	150	151

Total Mortgage-Backed Securities (Cost $207,090) ($ Thousands)		213,447

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 25.3%
U.S. Treasury Notes
4.500%, 02/15/16	$76,300	$79,662
0.875%, 04/30/17 (C)	92,865	93,547
1.500%, 01/31/19	7,475	7,609

Total U.S. Treasury Obligations (Cost $180,090) ($ Thousands)		180,818

REPURCHASE AGREEMENTS (B) — 16.3%
BNP Paribas 0.080%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $80,100,534 (collateralized by various GNMA, FMAC and FNMA obligations, ranging in par value $6,100 - $17,315,951, 2.000% - 6.500%, 12/01/15 - 01/20/45; with total market value $81,702,000) (A)	80,100	80,100
Deutsche Bank 0.050% dated 01/30/15, to be repurchased on 02/02/15, repurchase price $36,900,154 (collateralized by U.S. Treasury Notes, ranging in par value $827,800 - $14,755,000, 0.000% - 2.250%, 04/23/15 - 07/31/21, with total market value of $37,638,029) (A)	36,900	36,900

Total Repurchase Agreements (Cost $117,000) ($ Thousands)		117,000

Total Investments — 104.0% (Cost $736,338) ($ Thousands)		$745,050

A list of the open futures contracts held by the Fund at January 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	231	Mar-2015	$647
U.S. 2-Year Treasury Note	240	Mar-2015	202
U.S. 5-Year Treasury Note	(499)	Mar-2015	(1,185)
U.S. Long Treasury Bond	(39)	Mar-2015	19

			$(317)

For the year ended January 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $716,118 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

SEI Daily Income Trust / Annual Report / January 31, 2015	45

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund (Concluded)

January 31, 2015

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$233,785	$—	$233,785
Mortgage-Backed Securities	—	213,447	—	213,447
Repurchase Agreements	—	117,000	—	117,000
U.S. Treasury Obligations	—	180,818	—	180,818

Total Investments in Securities	$—	$745,050	$—	$745,050

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$868	$—	$—	$868
Unrealized Depreciation	(1,185)	—	—	(1,185)

Total Other Financial Instruments	$(317)	$—	$—	$(317)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the year ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note — 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

46	SEI Daily Income Trust / Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 64.5%

Agency Mortgage-Backed Obligations — 64.5%
FHLMC
6.500%, 01/01/18 to 12/01/32	$89	$105
6.000%, 09/01/24	306	345
5.500%, 06/01/19 to 12/01/20	144	153
2.564%, 02/01/15 (A)	235	245
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	3	3
FHLMC REMIC, Ser 2004-2802, Cl PF
0.553%, 02/15/15 (A)	136	137
FNMA
6.500%, 03/01/33 to 10/01/34	68	81
6.000%, 02/01/23	143	159
5.500%, 12/01/25	827	923
5.250%, 08/01/24	655	798
5.010%, 04/01/19	1,011	1,142
5.000%, 06/01/23 to 04/01/41	930	1,010
4.500%, 04/01/26 to 10/01/31	504	547
4.000%, 05/01/26 to 08/01/26	322	343
3.500%, 11/01/21	52	57
3.270%, 05/01/21	15	16
3.250%, 04/01/21 to 11/01/21	82	88
3.080%, 01/01/27	300	321
3.070%, 01/01/22	757	810
3.050%, 10/01/20	25	26
2.830%, 05/01/21	15	16
2.720%, 05/01/21	74	78
2.515%, 10/01/22	55	57
2.400%, 10/01/22	36	37
2.360%, 06/01/19	50	52
2.350%, 10/01/22	115	118
2.310%, 10/01/22	180	184
2.250%, 10/01/22	91	93
2.220%, 10/01/22	176	179
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	27	28
FNMA REMIC, Ser 2006-79, Cl DF
0.520%, 11/25/15 (A)	136	137
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	167	182
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	720	770
FNMA REMIC, Ser 2013-75, Cl FE
0.418%, 02/25/43	153	153

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	$2,667	$2,747
GNMA
8.750%, 07/20/17 to 07/20/17	3	3
8.500%, 11/20/16 to 08/20/17	7	7
7.500%, 11/15/25 to 03/15/27	11	13
6.000%, 09/15/24	320	361
5.000%, 05/15/40 to 06/15/40	45	51
4.500%, 06/15/41	190	211
4.000%, 07/15/41	229	246
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	36	37

Total Mortgage-Backed Securities (Cost $12,497) ($ Thousands)		13,069

U.S GOVERNMENT AGENCY OBLIGATION — 12.8%
FHLMC
0.875%, 03/07/18	2,600	2,597

Total U.S Government Agency Obligation (Cost $2,564) ($ Thousands)		2,597

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Notes
1.500%, 01/31/19	1,275	1,298
2.375%, 08/15/24	300	319

Total U.S. Treasury Obligations (Cost $1,573) ($ Thousands)		1,617

ASSET-BACKED SECURITY — 0.5%

Other — 0.5%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	94	96

Total Asset-Backed Security (Cost $94) ($ Thousands)		96

SEI Daily Income Trust / Annual Report / January 31, 2015	47

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund (Concluded)

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT (B) — 12.8%
BNP Paribas 0.080%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $2,600,017 (collateralized by various GNMA, FMAC and FNMA obligations, ranging in par value $1,000 - $9,853,088, 3.000% - 7.000%, 03/01/16 - 11/20/44; with total market value $2,652,032)	$2,600	$2,600

Total Repurchase Agreement (Cost $2,600) ($ Thousands)		2,600

Total Investments — 98.6% (Cost $19,328) ($ Thousands)		$19,979

A list of the open futures contracts held by the Fund at January 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(7)	Mar-2015	$(27)
U.S. 2-Year Treasury Note	(18)	Mar-2015	(15)
U.S. 5-Year Treasury Note	89	Mar-2015	211
U.S. Long Treasury Bond	(2)	Mar-2015	1

			$170

For the year ended January 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $20,254 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$13,069	$—	$13,069
Asset-Backed Security	—	96	—	96
U.S Government Agency Obligation	—	2,597	—	2,597
U.S. Treasury Obligations	—	1,617	—	1,617
Repurchase Agreement	—	2,600	—	2,600

Total Investments in Securities	$—	$19,979	$—	$19,979

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$212	$—	$—	$212
Unrealized Depreciation	(42)	—	—	(42)

Total Other Financial Instruments	$170	$—	$—	$170

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the year ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

48	SEI Daily Income Trust / Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS

GNMA Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 92.1%

Agency Mortgage-Backed Obligations — 92.1%
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.284%, 02/15/15 (A)	$6,407	$1,105
FHLMC, Ser K022, Cl A2
2.355%, 07/25/22	1,600	1,638
FHLMC TBA
3.000%, 02/15/42	300	310
FNMA
8.000%, 07/01/25 to 09/01/28	35	38
7.000%, 08/01/29 to 09/01/32	104	117
6.500%, 09/01/32	79	91
4.250%, 10/01/28	4,620	5,423
4.180%, 11/01/28	1,715	2,003
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	14	16
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	29	32
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	250	261
FNMA TBA
4.500%, 02/01/34	1,000	1,085
GNMA
10.000%, 05/15/16 to 09/15/19	9	9
9.500%, 08/15/17 to 10/15/20	18	17
9.000%, 12/15/17 to 05/15/22	60	60
8.500%, 10/15/16 to 06/15/17	8	7
8.000%, 04/15/17 to 03/15/32	316	356
7.750%, 10/15/26	27	31
7.500%, 02/15/27 to 10/15/35	227	271
7.250%, 01/15/28	74	83
7.000%, 04/15/19 to 06/20/38	2,802	3,352
6.750%, 11/15/27	12	13
6.500%, 09/15/16 to 10/15/38	1,073	1,242
6.000%, 07/15/24 to 12/15/40	2,289	2,596
5.500%, 01/15/33 to 02/15/45 (C)	2,957	3,342
5.000%, 06/15/33 to 02/15/45	8,721	9,747
4.500%, 08/15/33 to 09/20/41	6,605	7,288
4.000%, 08/20/39 to 04/15/43 (C)	9,331	10,009
3.875%, 05/15/42	2,021	2,174
3.500%, 03/20/41	494	524
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	398	462
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	49	—

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA TBA
4.500%, 02/15/45 to 03/15/45	$8,100	$8,833
4.000%, 02/15/45 to 03/15/45	9,100	9,754
3.500%, 02/15/45 to 02/19/45	24,400	25,817
3.000%, 02/01/45 to 02/15/45	8,950	9,285
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	1,105	1,224

Total Mortgage-Backed Securities (Cost $104,828) ($ Thousands)		108,615

REPURCHASE AGREEMENTS (B) — 51.6%
BNP Paribas 0.80%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $39,100,261 (collateralized by various GNMA and FNMA obligations, ranging in par value $3.00 - $16,199,247, 3.000% - 6.500%, 04/01/16 - 12/01/47; with total market value $39,882,001) (A)	39,100	39,100
Deutsche Bank 0.050% dated 01/30/15, to be repurchased on 02/02/15, repurchase price $21,700,090 (collateralized by U.S. Treasury Notes, ranging in par value $128,300 - $21,087,600, 0.875% - 2.125%, 01/15/18 - 09/30/21, with total market value of $22,134,013) (A)	21,700	21,700

Total Repurchase Agreements (Cost $60,800) ($ Thousands)		60,800

Total Investments — 143.7% (Cost $165,628) ($ Thousands)		$169,415

A list of the open futures contracts held by the Fund at January 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(51)	Mar-2015	$(85)
U.S. 5-Year Treasury Note	25	Mar-2015	59
U.S. Long Treasury Bond	8	Mar-2015	77

			$51

For the year ended January 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $117,904 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

SEI Daily Income Trust / Annual Report / January 31, 2015	49

SCHEDULE OF INVESTMENTS

GNMA Fund (Concluded)

January 31, 2015

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$108,615	$—	$108,615
Repurchase Agreements	—	60,800	—	60,800

Total Investments in Securities	$—	$169,415	$—	$169,415

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$136	$—	$—	$136
Unrealized Depreciation	(85)	—	—	(85)

Total Other Financial Instruments	$51	$—	$—	$51

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the year ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

50	SEI Daily Income Trust / Annual Report / January 31, 2015

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Statements of Assets and Liabilities ($ Thousands)

January 31, 2015

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$207,201		$1,508,250		$1,274,993		$4,782,361
Repurchase agreements†	56,170		403,572		—		637,600
Cash	—		55,375		1		—
Cash pledged as collateral for future contracts	—		—		—		—
Receivable for investment securities sold	—		—		64,548		—
Interest receivable	134		2,085		2,680		2,535
Receivable for fund shares sold	—		—		—		—
Receivable from administration	—		—		—		—
Receivable for variation margin	—		—		—		—
Prepaid expenses	9		60		42		153
Total Assets	263,514		1,969,342		1,342,264		5,422,649
LIABILITIES:
Payable for investment securities purchased	—		—		—		—
Shareholder servicing fees payable	—		—		—		—
Investment advisory fees payable	8		58		42		161
Administration fees payable	32		55		37		530
Income distribution payable	1		23		10		28
Trustees’ fees payable	—		1		—		2
Chief Compliance Officer fees payable	1		5		3		15
Payable for fund shares redeemed	—		—		—		—
Payable for variation margin	—		—		—		—
Accrued expense payable	12		83		54		252
Total Liabilities	54		225		146		988
Net Assets	$263,460		$1,969,117		$1,342,118		$5,421,661
†Cost of investments and repurchase agreements	263,371		1,911,822		1,274,993		5,419,961
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$263,458		$1,969,148		$1,342,121		$5,421,711
Undistributed (Distributions in excess of) net investment income	2		—		(3)		—
Accumulated net realized gain (loss) on investments	—		(31)		—		(50)
Net unrealized appreciation (depreciation) on investments	—		—		—		—
Net unrealized (depreciation) on futures contracts	—		—		—		—
Net Assets	$263,460		$1,969,117		$1,342,118		$5,421,661
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	(147,279,106 ÷ 147,308,891 shares	)	(1,788,289,878÷ 1,788,345,449 shares	)	(1,152,698,101 ÷ 1,152,767,050 shares	)	(5,291,310,576 ÷ 5,291,355,635 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	(69,717,428 ÷ 69,717,128 shares	)	(119,425,415 ÷ 119,455,248 shares	)	(172,762,004 ÷ 172,797,166 shares	)	(83,496,778 ÷ 83,500,452 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	(22,629,045 ÷ 22,628,945 shares	)	(5,795,211 ÷ 5,796,795 shares	)	(16,658,369 ÷ 16,657,876 shares	)	(22,711,495 ÷ 22,711,880 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							(20,016,247 ÷ 20,017,579 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	(23,834,551 ÷ 23,830,216 shares	)	(55,606,507 ÷ 55,608,656 shares	)			(4,125,998 ÷ 4,125,540 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A		N/A

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class B, C, H, Y and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

52	SEI Daily Income Trust / Annual Report / January 31, 2015

Treasury Fund		Treasury II Fund		Ultra Short Duration Bond Fund	Short-Duration Government Fund		Intermediate- Duration Government Fund		GNMA Fund

$141,569		$545,629		$258,007	$628,050		$17,379		$108,615
152,034		—		2,300	117,000		2,600		60,800
3		7		830	90		46		7
—		—		100	1,558		105		—
46,148		170,861		—	268		11		21,532
692		2,816		452	2,970		54		219
—		—		67	28,394		61		26
—		—		—	—		—		—
—		—		6	202		44		34
12		23		7	25		1		4
340,458		719,336		261,769	778,557		20,301		191,237

—		24,020		5,899	32,152		—		73,071
—		—		—	48		4		25
11		15		22	61		2		12
2		—		16	160		9		25
2		4		37	100		6		32
—		—		—	—		—		—
1		2		1	2		—		—
—		—		132	29,601		13		103
—		—		26	249		11		46
17		28		22	66		2		19
33		24,069		6,155	62,439		47		73,333
$340,425		$695,267		$255,614	$716,118		$20,254		$117,904
293,603		545,629		260,916	736,338		19,328		165,628

$340,425		$695,253		$277,775	$713,208		$20,924		$113,487
—		15		(1)	595		12		(3)
—		(1)		(21,403)	(6,080)		(1,503)		582
—		—		(609)	8,712		651		3,787
—		—		(148)	(317)		170		51
$340,425		$695,267		$255,614	$716,118		$20,254		$117,904
$1.00		$1.00		$9.33	$10.55		$11.78		$10.93
(124,645,600 ÷ 124,672,863 shares	)	(491,208,867 ÷ 491,321,707 shares	)	(255,613,940 ÷ 27,405,020 shares )	(661,101,392 ÷ 62,678,699 shares	)	(20,253,629 ÷ 1,719,226 shares	)	(117,904,196 ÷ 10,791,598 shares	)
$1.00		$1.00		N/A	N/A		N/A		N/A
(84,632,146 ÷ 84,651,568 shares	)	(199,889,023 ÷ 199,910,279 shares	)
$1.00		$1.00		N/A	N/A		N/A		N/A
(10,570,975 ÷ 10,571,317 shares	)	(4,169,501 ÷ 4,169,399 shares	)
$1.00		N/A		N/A	N/A		N/A		N/A
(120,576,270 ÷ 120,594,876 shares	)
N/A		N/A		N/A	N/A		N/A		N/A

N/A		N/A		N/A	$10.55		N/A		N/A
					(55,016,673 ÷ 5,215,921 shares	)

SEI Daily Income Trust / Annual Report / January 31, 2015	53

Statements of Operations ($ Thousands)

For the year ended January 31, 2015

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$457	$1,796	$1,094	$8,278
Expenses:
Administration Fees	910	4,534	2,429	9,420
Shareholder Servicing Fees — Class A Shares	384	4,187	2,700	12,043
Shareholder Servicing Fees — Sweep Class Shares	64	157	—	10
Distribution Fees — Sweep Class Shares	129	314	—	20
Administrative and Shareholder Servicing Fees — Class B Shares	234	433	548	255
Administrative and Shareholder Servicing Fees — Class C Shares	135	32	80	149
Administrative and Shareholder Servicing Fees — Class H Shares	—	—	—	81
Investment Advisory Fees	199	1,322	895	3,470
Trustees’ Fees	4	25	18	63
Chief Compliance Officer Fees	1	12	8	34
Registration Fees	17	82	67	204
Custodian/Wire Agent Fees	5	32	24	81
Pricing Fees	1	5	4	12
Other Expenses	23	225	156	621
Total Expenses	2,106	11,360	6,929	26,463
Less, Waiver of:
Investment Advisory Fees	(99)	(661)	(447)	(1,735)
Administration Fees	(632)	(4,158)	(2,188)	(4,388)
Reimbursement from Administration Fees	—	—	—	—
Shareholder Servicing Fees — Class A Shares	(384)	(4,187)	(2,700)	(12,043)
Administrative & Shareholder Servicing Fees — Class B Shares	(234)	(433)	(548)	(255)
Administrative & Shareholder Servicing Fees — Class C Shares	(135)	(32)	(80)	(149)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(81)
Shareholder Servicing & Distribution Fees — Sweep Class	(193)	(471)	—	(30)
Net Expenses	429	1,418	966	7,782
Net Investment Income	28	378	128	496
Net Realized and Unrealized Gain (Loss) on/from:
Investments	—	1	2	6
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—	—	—
Futures Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$28	$379	$130	$502

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

54	SEI Daily Income Trust / Annual Report / January 31, 2015

Treasury Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	Intermediate-Duration Government Fund	GNMA Fund

$225	$354	$2,623	$10,043	$573	$2,102

882	1,704	872	2,648	83	387
310	1,191	653	1,880	61	308
324	—	—	—	—	—
647	—	—	—	—	—
301	665	—	—	—	—
67	60	—	—	—	—
—	—	—	—	—	—
257	497	265	691	20	113
5	10	3	10	—	2
2	4	2	5	—	1
16	35	12	36	2	10
6	13	5	13	—	2
1	2	44	—	—	—
44	86	33	209	6	35
2,862	4,267	1,889	5,492	172	858

(128)	(250)	(17)	(32)	—	—
(882)	(1,704)	(223)	—	—	(79)
(15)	(114)	—	—	—	—
(310)	(1,191)	(653)	(1,833)	(54)	—
(301)	(665)	—	—	—	—
(67)	(60)	—	—	—	—
—	—	—	—	—	—
(971)	—	—	—	—	—
188	283	996	3,627	118	779
37	71	1,627	6,416	455	1,323

5	3	493	2,869	(51)	5,874
—	—	(190)	(3,307)	(106)	538

—	—	(398)	2,012	298	(980)
—	—	(142)	565	218	22
$42	$74	$1,390	$8,555	$814	$6,777

SEI Daily Income Trust / Annual Report / January 31, 2015	55

Statements of Changes in Net Assets ($ Thousands)

For the year ended January 31,

	Money Market Fund		Government Fund
	2015	2014	2015	2014
Operations:
Net Investment Income	$28	$66	$378	$320
Net Realized Gain on Investments	—	—	1	—
Net Increase in Net Assets Resulting from Operations	28	66	379	320
Dividends to Shareholders:
Net Investment Income
Class A	(15)	(54)	(335)	(283)
Class B	(8)	(6)	(29)	(27)
Class C	(3)	(3)	(1)	(1)
Class H	—	—	—	—
Sweep Class	(2)	(3)	(13)	(9)
Total Dividends	(28)	(66)	(378)	(320)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	501,241	891,471	11,108,570	9,551,203
Reinvestment of Dividends & Distributions	9	42	94	103
Cost of Shares Redeemed	(523,529)	(977,021)	(10,843,937)	(9,320,079)
Net Increase (Decrease) from Class A Transactions	(22,279)	(85,508)	264,727	231,227
Class B:
Proceeds from Shares Issued	286,653	296,758	619,369	629,955
Reinvestment of Dividends & Distributions	5	3	20	17
Cost of Shares Redeemed	(271,603)	(302,176)	(646,901)	(616,727)
Net Increase (Decrease) from Class B Transactions	15,055	(5,415)	(27,512)	13,245
Class C:
Proceeds from Shares Issued	197,324	222,996	389,657	206,169
Reinvestment of Dividends & Distributions	1	1	—	—
Cost of Shares Redeemed	(200,137)	(229,882)	(394,117)	(208,466)
Net Increase (Decrease) from Class C Transactions	(2,812)	(6,885)	(4,460)	(2,297)
Class H:
Proceeds from Shares Issued	—	—	—	—
Reinvestment of Dividends & Distributions	—	—	—	—
Cost of Shares Redeemed	—	—	—	—
Net Decrease from Class H Transactions	—	—	—	—
Sweep Class:
Proceeds from Shares Issued	277,785	267,166	224,637	322,485
Reinvestment of Dividends & Distributions	—	—	12	8
Cost of Shares Redeemed	(275,420)	(265,645)	(279,594)	(247,078)
Net Increase (Decrease) from Sweep Class Transactions	2,365	1,521	(54,945)	75,415
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	(7,671)	(96,287)	177,810	317,590
Net Increase (Decrease) in Net Assets	(7,671)	(96,287)	177,811	317,590
Net Assets:
Beginning of Year	271,131	367,418	1,791,306	1,473,716
End of Year	$263,460	$271,131	$1,969,117	$1,791,306
Undistibuted (Distributions in Excess of) Net Investment Income	$2	$2	$—	$—

Amounts designated as “—” are zero or have been rounded to zero

N/A — Not applicable. Class B, C, H, Y and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

56	SEI Daily Income Trust / Annual Report / January 31, 2015

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2015	2014	2015	2014	2015	2014	2015	2014

$128	$125	$496	$508	$37	$31	$71	$73
2	2	6	2	5	2	3	12
130	127	502	510	42	33	74	85

(108)	(109)	(482)	(490)	(13)	(6)	(48)	(44)
(18)	(19)	(9)	(11)	(10)	(11)	(22)	(28)
(2)	(1)	(3)	(4)	(1)	(1)	(1)	(1)
—	—	(2)	(2)	—	—	—	—
—	—	—	(1)	(13)	(13)	—	—
(128)	(129)	(496)	(508)	(37)	(31)	(71)	(73)

3,046,015	2,983,443	32,895,448	35,446,083	982,066	504,410	1,890,227	1,638,660
11	12	184	137	9	4	22	16
(3,139,591)	(2,974,396)	(31,812,544)	(34,952,725)	(903,757)	(540,438)	(1,839,502)	(1,658,851)
(93,565)	9,059	1,083,088	493,495	78,318	(36,024)	50,747	(20,175)

974,037	1,043,529	409,317	531,022	515,970	616,354	991,366	1,071,233
12	13	1	4	9	8	2	3
(975,015)	(1,074,445)	(417,649)	(558,779)	(540,994)	(615,325)	(1,039,276)	(1,154,284)
(966)	(30,903)	(8,331)	(27,753)	(25,015)	1,037	(47,908)	(83,048)

106,851	155,543	238,965	254,032	53,042	103,433	41,616	42,099
—	—	—	1	—	—	—	—
(111,024)	(143,834)	(234,001)	(270,388)	(54,725)	(102,162)	(52,895)	(32,636)
(4,173)	11,709	4,964	(16,355)	(1,683)	1,271	(11,279)	9,463

N/A	N/A	32,334	55,377	—	—	—	—
N/A	N/A	2	2	—	—	—	—
N/A	N/A	(33,121)	(60,007)	—	—	—	—
N/A	N/A	(785)	(4,628)	—	—	—	—

N/A	N/A	26,554	31,245	178,641	224,093	N/A	N/A
N/A	N/A	—	—	—	—	N/A	N/A
N/A	N/A	(26,417)	(30,424)	(184,407)	(224,333)	N/A	N/A
N/A	N/A	137	821	(5,766)	(240)	N/A	N/A
(98,704)	(10,135)	1,079,073	445,580	45,854	(33,956)	(8,440)	(93,760)
(98,702)	(10,137)	1,079,079	445,582	45,859	(33,954)	(8,437)	(93,748)

1,440,820	1,450,957	4,342,582	3,897,000	294,566	328,520	703,704	797,452
$1,342,118	$1,440,820	$5,421,661	$4,342,582	$340,425	$294,566	$695,267	$703,704
$(3)	$(5)	$—	$—	$—	$—	$15	$11

SEI Daily Income Trust / Annual Report / January 31, 2015	57

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the year ended January 31,

	Ultra Short Duration Bond Fund
	2015	2014
Operations:
Net Investment Income	$1,627	$1,507
Net Realized Gain on Investments and Futures Contracts	303	413
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(540)	(163)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,390	1,757
Dividends to Shareholders:
Net Investment Income
Class A	(2,129)	(2,035)
Class Y	N/A	N/A
Total Dividends	(2,129)	(2,035)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	76,923	202,670
Reinvestment of Dividends & Distributions	1,669	1,524
Cost of Shares Redeemed	(93,460)	(173,702)
Net Increase (Decrease) from Class A Transactions	(14,868)	30,492
Class Y:
Proceeds from Shares Issued	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A
Cost of Shares Redeemed	N/A	N/A
Net Increase from Class Y Transactions	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,868)	30,492
Net Increase (Decrease) in Net Assets	(15,607)	30,214
Net Assets:
Beginning of Year	271,221	241,007
End of Year	$255,614	$271,221
Undistributed (Distributions in Excess of) Net Investment Income	$(1)	$—
Capital Share Transactions:
Class A:
Shares Issued	8,226	21,679
Reinvestment of Distributions	178	163
Shares Redeemed	(9,995)	(18,566)
Total Class A Transactions	(1,591)	3,276
Class Y:
Shares Issued	N/A	N/A
Reinvestment of Distributions	N/A	N/A
Shares Redeemed	N/A	N/A
Total Class Y Transactions	N/A	N/A
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,591)	3,276

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class B, C, H, Y and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

58	SEI Daily Income Trust / Annual Report / January 31, 2015

Short-Duration Government Fund		Intermediate-Duration Government Fund		GNMA Fund
2015	2014	2015	2014	2015	2014

$6,416	$4,121	$455	$516	$1,323	$1,487
(438)	720	(157)	(147)	6,412	(1,974)

2,577	(4,850)	516	(584)	(958)	(1,914)
8,555	(9)	814	(215)	6,777	(2,401)

(6,829)	(6,916)	(561)	(643)	(1,978)	(3,835)
(18)	—	N/A	N/A	N/A	N/A
(6,847)	(6,916)	(561)	(643)	(1,978)	(3,835)

280,452	493,186	5,144	13,559	39,296	52,341
5,783	6,044	447	539	1,607	3,275
(388,465)	(441,666)	(10,303)	(26,050)	(86,470)	(195,133)
(102,230)	57,564	(4,712)	(11,952)	(45,567)	(139,517)

55,715	—	N/A	N/A	N/A	N/A
21	—	N/A	N/A	N/A	N/A
(835)	—	N/A	N/A	N/A	N/A
54,901	—	N/A	N/A	N/A	N/A
(47,329)	57,564	(4,712)	(11,952)	(45,567)	(139,517)
(45,621)	50,639	(4,459)	(12,810)	(40,768)	(145,753)

761,739	711,100	24,713	37,523	158,672	304,425
$716,118	$761,739	$20,254	$24,713	$117,904	$158,672
$595	$577	$12	$70	$(3)	$(4)

26,686	46,785	444	1,154	3,675	4,962
550	574	38	46	151	312
(36,956)	(41,924)	(887)	(2,233)	(8,150)	(18,601)
(9,720)	5,435	(405)	(1,033)	(4,324)	(13,327)

5,293	—	N/A	N/A	N/A	N/A
2	—	N/A	N/A	N/A	N/A
(79)	—	N/A	N/A	N/A	N/A
5,216	—	N/A	N/A	N/A	N/A
(4,504)	5,435	(405)	(1,033)	(4,324)	(13,327)

SEI Daily Income Trust / Annual Report / January 31, 2015	59

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$147,279	0.15	%(2)	0.66%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02	169,555	0.17	(2)	0.67	0.02
2013	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.09	255,063	0.18		0.68	0.09
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	146,460	0.18		0.68	0.06
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.14	214,779	0.18		0.68	0.14
Class B
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—		$1.00	0.01%	$69,717	0.15	%(2)	0.71%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		—		1.00	0.01	54,654	0.18	(2)	0.73	0.01
2013	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	60,069	0.26	(2)	0.73	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	73,035	0.23	(2)	0.73	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	39,352	0.30	(2)	0.80	0.01
Class C
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$22,629	0.15	%(2)	0.91%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	25,428	0.18	(2)	0.93	0.01
2013	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	32,314	0.26	(2)	0.93	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	33,110	0.23	(2)	0.93	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	52,876	0.30	(2)	0.80	0.01
Sweep Class
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$23,835	0.15	%(2)	1.16%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	21,494	0.18	(2)	1.18	0.01
2013	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	19,972	0.26	(2)	1.18	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	22,701	0.23	(2)	1.18	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	26,603	0.31		0.81	0.01
Government Fund
Class A
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%	$1,788,290	0.07	%(2)	0.58%	0.02%
2014	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02	1,523,561	0.09	(2)	0.58	0.02
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02	1,292,334	0.16	(2)	0.59	0.02
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	1,054,551	0.10	(2)	0.59	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	633,160	0.17	(2)	0.59	0.05
Class B
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%	$119,425	0.07	%(2)	0.63%	0.02%
2014	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02	146,938	0.09	(2)	0.63	0.02
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02	133,693	0.16	(2)	0.64	0.02
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	120,664	0.09	(2)	0.64	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	334,209	0.16	(2)	0.64	0.05
Class C
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%	$5,795	0.07	%(2)	0.83%	0.02%
2014	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02	10,255	0.09	(2)	0.83	0.02
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02	12,552	0.16	(2)	0.84	0.02
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	8,036	0.10	(2)	0.84	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	55,406	0.17	(2)	0.84	0.05
Sweep Class
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%	$55,607	0.08	%(2)	1.08%	0.02%
2014	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02	110,552	0.09	(2)	1.08	0.02
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02	35,137	0.16	(2)	1.09	0.02
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	27,234	0.09	(2)	1.09	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	25,158	0.16	(2)	1.09	0.05

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

60	SEI Daily Income Trust / Annual Report / January 31, 2015

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
Class A
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$1,152,698	0.08	%(2)	0.53%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	1,246,262	0.09	(2)	0.53	0.01
2013	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	1,237,205	0.12	(2)	0.54	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	1,308,018	0.09	(2)	0.54	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	1,233,569	0.16	(2)	0.54	0.01
Class B
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$172,762	0.08	%(2)	0.58%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	173,727	0.09	(2)	0.58	0.01
2013	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	204,630	0.12	(2)	0.59	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	166,481	0.09	(2)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	119,864	0.16	(2)	0.59	0.01
Class C
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$16,658	0.08	%(2)	0.78%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	20,831	0.09	(2)	0.78	0.01
2013	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	9,122	0.12	(2)	0.79	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	5,408	0.10	(2)	0.79	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	9,460	0.16	(2)	0.79	0.01
Prime Obligation Fund
Class A
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$5,291,311	0.16	%(2)	0.53%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	4,208,216	0.17	(2)	0.53	0.01
2013	1.00	—	—	—	—	—	(1)	—		1.00	0.07	3,714,719	0.20	(2)	0.54	0.07
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.04	4,107,485	0.20	(2)	0.54	0.04
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.11	3,144,153	0.20	(2)	0.54	0.12
Class B
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$83,497	0.16	%(2)	0.58%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	91,828	0.18	(2)	0.58	0.01
2013	1.00	—	—	—	—	—	(1)	—		1.00	0.01	119,581	0.26	(2)	0.59	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	135,978	0.23	(2)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	135,319	0.31	(2)	0.59	0.01
Class C
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$22,711	0.16	%(2)	0.78%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	17,747	0.18	(2)	0.78	0.01
2013	1.00	—	—	—	—	—	(1)	—		1.00	0.01	34,102	0.26	(2)	0.79	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	42,051	0.23	(2)	0.79	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	56,037	0.30	(2)	0.79	0.01
Class H
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$20,016	0.16	%(2)	0.71%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	20,801	0.18	(2)	0.71	0.01
2013	1.00	—	—	—	—	—	(1)	—		1.00	0.01	25,429	0.26	(2)	0.72	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	25,646	0.23	(2)	0.72	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	24,405	0.30	(2)	0.72	0.01
Sweep Class
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$4,126	0.16	%(2)	1.03%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	3,990	0.18	(2)	1.03	0.01
2013	1.00	—	—	—	—	—	(1)	—		1.00	0.01	3,169	0.26	(2)	1.04	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	4,170	0.23	(2)	1.04	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	4,710	0.30	(2)	1.04	0.01

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2015	61

Financial Highlights (Continued)

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$124,646	0.05	%(2)	0.58%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	46,315	0.08	(2)	0.58	0.01
2013	1.00	—	—	—	—	—	(1)	—		1.00	0.01	82,339	0.14	(2)	0.59	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	199,520	0.08	(2)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.02	175,749	0.18	(2)	0.59	0.02
Class B
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$84,632	0.05	%(2)	0.63%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	109,643	0.08	(2)	0.63	0.01
2013	1.00	—	—	—	—	—	(1)	—		1.00	0.01	108,605	0.14	(2)	0.64	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	114,026	0.08	(2)	0.64	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	178,769	0.19	(2)	0.64	0.01
Class C
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$10,571	0.05	%(2)	0.83%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	12,254	0.08	(2)	0.83	0.01
2013	1.00	—	—	—	—	—	(1)	—		1.00	0.01	10,983	0.14	(2)	0.84	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	6,984	0.08	(2)	0.84	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	10,948	0.18	(2)	0.84	0.01
Sweep Class
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$120,576	0.05	%(2)	1.08%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	126,354	0.08	(2)	1.08	0.01
2013	1.00	—	—	—	—	—	(1)	—		1.00	0.01	126,593	0.14	(2)	1.09	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	137,336	0.08	(2)	1.09	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	129,514	0.19	(2)	1.09	0.01
Treasury II Fund
Class A
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$491,209	0.04	%(2)	0.58%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	440,422	0.06	(2)	0.58	0.01
2013	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	460,590	0.08	(2)	0.59	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	472,352	0.05	(2)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	287,823	0.12	(2)	0.59	0.01
Class B
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$199,889	0.04	%(2)	0.63%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	247,836	0.06	(2)	0.63	0.01
2013	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	330,880	0.08	(2)	0.64	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	395,099	0.05	(2)	0.64	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	178,037	0.12	(2)	0.64	0.01
Class C
2015	$1.00	$—	$—	$—	$—	$—	(1)	$—		$1.00	0.01%	$4,169	0.04	%(2)	0.83%	0.01%
2014	1.00	—	—	—	—	—	(1)	—		1.00	0.01	15,446	0.06	(2)	0.83	0.01
2013	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	5,982	0.08	(2)	0.84	0.01
2012	1.00	—	—	—	—	—	(1)	—		1.00	0.01	5,924	0.05	(2)	0.84	0.01
2011	1.00	—	—	—	—	—	(1)	—		1.00	0.01	6,183	0.12	(2)	0.84	0.01

Amounts	designated as ‘‘—’’ are zero or have been rounded to zero.
(1)	Amount represents less than $0.01 per share.
(2)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The	accompanying notes are an integral part of the financial statements.

62	SEI Daily Income Trust / Annual Report / January 31, 2015

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class A
2015	$9.35	$0.06	$—	$—	$0.06	$(0.08)	$—	$(0.08)	$9.33	0.60%	$255,614	0.38%	0.72%	0.61%	106%
2014	9.37	0.06	—	—	0.06	(0.08)	—	(0.08)	9.35	0.64	271,221	0.38	0.73	0.63	131
2013	9.26	0.08	0.13	—	0.21	(0.10)	—	(0.10)	9.37	2.31	241,007	0.38	0.74	0.85	197
2012	9.33	0.10	(0.05)	—	0.05	(0.12)	—	(0.12)	9.26	0.55	255,002	0.38	0.74	1.08	177
2011	9.24	0.13	0.12	—	0.25	(0.16)	—	(0.16)	9.33	2.74	465,612	0.38	0.74	1.37	78
Short-Duration Government Fund
Class A
2015	$10.52	$0.09	$0.04	$—	$0.13	$(0.10)	$—	$(0.10)	$10.55	1.20%	$661,101	0.48%	0.73%	0.85%	151%
2014	10.62	0.06	(0.06)	—	0.00	(0.10)	—	(0.10)	10.52	(0.01)	761,739	0.48	0.73	0.56	565
2013	10.72	0.06	0.04	—	0.10	(0.10)	(0.10)	(0.20)	10.62	0.92	711,100	0.48	0.74	0.55	628
2012	10.59	0.09	0.17	—	0.26	(0.12)	(0.01)	(0.13)	10.72	2.53	739,126	0.48	0.74	0.85	712
2011	10.52	0.09	0.18	—	0.27	(0.14)	(0.06)	(0.20)	10.59	2.59	867,313	0.48	0.72	0.84	521
Class Y
2015(2)	$10.50	$0.01	$0.05	$—	$0.06	$(0.01)	$—	$(0.01)	$10.55	0.54%	$55,017	0.38%	0.46%	0.97%	151%
Intermediate-Duration Government Fund
Class A
2015	$11.63	$0.28	$0.16	$—	$0.44	$(0.29)	$—	$(0.29)	$11.78	3.88%	$20,254	0.53%	0.77%	2.04%	121%
2014	11.89	0.19	(0.21)	—	(0.02)	(0.24)	—	(0.24)	11.63	(0.14)	24,713	0.53	0.72	1.64	373
2013	11.91	0.16	0.03	—	0.19	(0.21)	—	(0.21)	11.89	1.63	37,523	0.53	0.73	1.33	740
2012	11.32	0.17	0.64	—	0.81	(0.22)	— (1)	(0.22)	11.91	7.22	71,458	0.53	0.74	1.47	726
2011	11.24	0.13	0.39	—	0.52	(0.19)	(0.25)	(0.44)	11.32	4.62	187,944	0.53	0.72	1.14	590
GNMA Fund
Class A
2015	$10.50	$0.11	$0.49	$—	$0.60	$(0.17)	$—	$(0.17)	$10.93	5.79%	$117,904	0.63%	0.69%	1.07%	758%
2014	10.70	0.07	(0.09)	—	(0.02)	(0.18)	—	(0.18)	10.50	(0.14)	158,672	0.63	0.69	0.68	758
2013	10.91	0.09	0.13	—	0.22	(0.19)	(0.24)	(0.43)	10.70	1.98	304,425	0.63	0.70	0.83	867
2012	10.58	0.02	0.83	—	0.85	(0.13)	(0.39)	(0.52)	10.91	8.09	243,016	0.63	0.70	0.22	1,515
2011	10.28	0.13	0.49	—	0.62	(0.16)	(0.16)	(0.32)	10.58	6.06	334,415	0.63	0.70	1.27	1,024

Amounts	designated as ‘‘—’’ are zero or have been rounded to zero.
(1)	Amount represents less than $.001 per share.
(2)	Commenced operations on December 31, 2014.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The	accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2015	63

Notes to Financial Statements

January 31, 2015

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond Class A, Short-Duration Government Class A and Y, Intermediate-Duration Government Class A and GNMA Class A (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Class A shares of the Funds; Class B and Class C shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds; Class H shares of the Prime Obligation Fund; and Sweep Class shares of the Money Market, Government, Prime Obligation and Treasury Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2015, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

64	SEI Daily Income Trust / Annual Report / January 31, 2015

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended January 31, 2015, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of January 31, 2015, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the fiscal year ended January 31, 2015. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of January 31, 2015, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or

SEI Daily Income Trust / Annual Report / January 31, 2015	65

Notes to Financial Statements (Continued)

January 31, 2015

instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of January 31, 2015.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of January 31, 2015.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized

66	SEI Daily Income Trust / Annual Report / January 31, 2015

by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At January 31, 2015, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Ultra Short Duration Bond Fund	$10,000	0.50%
Short-Duration Government Fund	25,000	0.25%
Intermediate-Duration Government Fund	10,000	0.25%
GNMA Fund	10,000	0.25%

For the year ended January 31, 2015, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

SEI Daily Income Trust / Annual Report / January 31, 2015	67

Notes to Financial Statements (Continued)

January 31, 2015

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees		Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*	Voluntary Expense Limitations
Money Market Fund
Class A	0.07%		0.30	%(7)	0.25%	—		0.18	%(1)
Class B	0.07%		0.30	%(7)	0.25%	0.05%	—	0.48	%(1)
Class C	0.07%		0.30	%(7)	0.25%	0.25%	—	0.68	%(1)
Sweep Class	0.07%		0.30	%(7)	0.25%	—	0.50%	0.93	%(1)
Government Fund
Class A	0.07%		0.24%		0.25%	—	—	0.20	%(3)
Class B	0.07%		0.24%		0.25%	0.05%	—	0.50	%(3)
Class C	0.07%		0.24%		0.25%	0.25%	—	0.70	%(3)
Sweep Class	0.07%		0.24%		0.25%	—	0.50%	0.95	%(1)
Government II Fund
Class A	0.07%		0.19%		0.25%	—	—	0.20	%(2)
Class B	0.07%		0.19%		0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.19%		0.25%	0.25%	—	0.70	%(2)
Prime Obligation Fund
Class A	0.07%		0.19%		0.25%	—	—	0.20	%(2)
Class B	0.07%		0.19%		0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.19%		0.25%	0.25%	—	0.70	%(2)
Class H	0.07%		0.19%		0.25%	0.18%	—	0.63	%(1)
Sweep Class	0.07%		0.19%		0.25%	—	0.50%	0.95	%(1)
Treasury Fund
Class A	0.07%		0.24%		0.25%	—	—	0.20	%(2)
Class B	0.07%		0.24%		0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.24%		0.25%	0.25%	—	0.70	%(2)
Sweep Class	0.07%		0.24%		0.25%	—	0.50%	0.95	%(1)
Treasury II Fund
Class A	0.07%		0.24%		0.25%	—	—	0.20	%(2)
Class B	0.07%		0.24%		0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.24%		0.25%	0.25%	—	0.70	%(2)
Ultra Short Duration Bond Fund
Class A	0.10	%(5)	0.30	%(7)	0.25%	—	—	0.38	%(4)
Short-Duration Government Fund
Class A	0.09	%(6)	0.30	%(7)	0.25%	—	—	0.48	%(4)
Class Y	0.09	%(6)	0.30	%(7)	—	—	—	0.38	%(4)
Intermediate-Duration Government Fund
Class A	0.09	%(6)	0.30	%(7)	0.25%	—	—	0.53	%(4)
GNMA Fund
Class A	0.09	%(6)	0.30	%(7)	0.25%	—	—	0.63	%(4)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2016, to be changed only by board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2016, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.
(4)	Represents a voluntary cap that may be discontinued at anytime.

68	SEI Daily Income Trust / Annual Report / January 31, 2015

(5)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.
(6)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.
(7)	Prior October 1, 2014, the Administrator fee was 0.33% for the Money Market Fund and 0.35 for the Ultra Short Duration Bond Fund, Short-Duration Government Fund, Intermidate-Duration Government Fund and GNMA Fund.

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statements of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the year ended January 31, 2015 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$—	$46
Class B	234	24
Class C	135	8
Sweep Class	193	8
Government Fund
Class A	—	2,129
Class B	433	184
Class C	32	8
Sweep Class	471	79
Government II Fund
Class A	—	1,341
Class B	548	228
Class C	80	20
Prime Obligation Fund
Class A	—	2,167
Class B	255	38
Class C	149	14
Class H	81	9
Sweep Class	30	2
Treasury Fund
Class A	—	184
Class B	301	150
Class C	67	20
Sweep Class	971	193
Treasury II Fund
Class A	—	764
Class B	665	356
Class C	60	19

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management

Advisors, LLC) as sub-adviser to the Money Market Funds, Logan Circle Partners, L.P. serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended January 31, 2015, the Trust has not participated in the Program.

SEI Daily Income Trust / Annual Report / January 31, 2015	69

Notes to Financial Statements (Continued)

January 31, 2015

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended January 31, 2015, were as follows for the Fixed Income Funds:

	Ultra Short Duration Bond Fund ($Thousands)	Short- Duration Government Fund ($ Thousands)	Intermediate- Duration Government Fund ($ Thousands)	GMNA Fund ($ Thousands)
Purchases
U.S. Government	$84,832	$1,088,768	$25,925	$903,503
Other	97,147	—	—	—
Sales
U.S. Government	91,554	1,249,484	32,739	952,398
Other	88,872	367	63	79

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, distribution reclassification, expiration of capital losses and non-deductible excise tax have been reclassified to/from the following accounts as of January 31, 2015:

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Income ($ Thousands)	Accumulated Net Realized Gain (Loss) ($ Thousands)
Government II Fund	$—	$2	$(2)
Prime Obligation Fund	(1)	1	—
Treasury II Fund	—	4	(4)
Ultra Short Duration Bond Fund	(1,717)	501	1,216
Short-Duration Government Fund	—	449	(449)
Intermediate-Duration Government Fund	(2)	48	(46)
GNMA Fund	—	656	(656)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($Thousands)	Total ($ Thousands)
Money Market Fund	2015	$28	$—	$28
	2014	66	—	66
Government Fund	2015	378	—	378
	2014	320	—	320
Government II Fund	2015	128	—	128
	2014	129	—	129
Prime Obligation Fund	2015	496	—	496
	2014	508	—	508
Treasury Fund	2015	37	—	37
	2014	31	—	31
Treasury II Fund	2015	71	—	71
	2014	73	—	73
Ultra Short Duration Bond Fund	2015	2,129	—	2,129
	2014	2,035	—	2,035
Short-Duration Government Fund	2015	6,847	—	6,847
	2014	6,916	—	6,916
Intermediate-Duration Government Fund	2015	561	—	561
	2014	643	—	643
GNMA Fund	2015	1,978	—	1,978
	2014	3,835	—	3,835

70	SEI Daily Income Trust / Annual Report / January 31, 2015

As of January 31, 2015, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Earnings/ (Accumulated Losses) ($ Thousands)
Money Market Fund	$4	$—	$—	$—	$(2)	$—	$2
Government Fund	33	—	(31)	—	(33)	—	(31)
Government II Fund	9	—	—	—	(12)	—	(3)
Prime Obligation Fund	46	—	(50)	—	(46)	—	(50)
Treasury Fund	3	—	—	—	(3)	—	—
Treasury II Fund	20	—	—	—	(6)	—	14
Ultra Short Duration Bond Fund	172	—	(21,294)	(257)	(25)	(757)	(22,161)
Short-Duration Government Fund	1,088	—	(5,511)	(103)	(931)	8,367	2,910
Intermediate-Duration Government Fund	47	—	(1,273)	—	(252)	808	(670)
GNMA Fund	137	720	—	—	(188)	3,748	4,417

At January 31, 2015, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Government Fund	$31	1/31/16
Prime Obligation Fund	50	1/31/17
Ultra Short Duration Bond Fund	296	1/31/16
	181	1/31/17
	3,642	1/31/18
	11,895	1/31/19

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2015, the Prime Obligation Fund, Treasury Fund, Government Fund, Intermediate-Duration Government Fund and GNMA Fund utilized $6,484, $5,010, $1,497, $106,993 and $4,869,656, respectively, of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term Loss	Long-Term Loss	Total*
Ultra Short Duration Bond Fund	$—	$5,280	$5,280
Short-Duration Government Fund	2,026	3,485	5,511
Intermediate-Duration Government Fund	1,045	228	1,273

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended January 31, 2015, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2015, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at January 31, 2015, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	260,916	598	(1,207)	$(609)
Short-Duration Government Fund	736,365	8,751	(67)	8,684
Intermediate-Duration Government Fund	19,340	651	(13)	638
GNMA Fund	165,718	3,912	(215)	3,697

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2015, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

SEI Daily Income Trust / Annual Report / January 31, 2015	71

Notes to Financial Statements (Concluded)

January 31, 2015

7. REGULATORY MATTERS

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended 2-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

8. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

72	SEI Daily Income Trust / Annual Report / January 31, 2015

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

SEI Daily Income Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Daily Income Trust, comprised of the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Ultra Short Duration Bond Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund and GNMA Fund (collectively, the “Funds”), as of January 31, 2015, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising SEI Daily Income Trust as of January 31, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

March 30, 2015

SEI Daily Income Trust / Annual Report / January 31, 2015	73

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of January 31, 2015.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 73 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, The KP Funds, O’Connor EQUUS, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee	since 1996	Retired since January 2012. Self-Employed Consultant, Newfound Consultants Inc. since April 1997-December 2011.	99	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust and New Covenant Funds.

74	SEI Daily Income Trust / Annual Report / January 31, 2015

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 56 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	99	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	99	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 72 yrs. old	Trustee	Since 2007	Private Investor since 1994.	99	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	99	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 52 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Funds Services (March 2005 to June 2006)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Insurance Products Trust since 2013.	N/A	N/A

SEI Daily Income Trust / Annual Report / January 31, 2015	75

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

The following chart lists Trustees and Officers as of January 31, 2015.

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (Continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 38 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust and New Covenant Funds.

76	SEI Daily Income Trust / Annual Report / January 31, 2015

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.15%	$0.76
Class B	1,000.00	1,000.10	0.15	0.76
Class C	1,000.00	1,000.10	0.15	0.76
Sweep Class	1,000.00	1,000.10	0.15	0.76
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.15%	$0.77
Class B	1,000.00	1,024.45	0.15	0.77
Class C	1,000.00	1,024.45	0.15	0.77
Sweep Class	1,000.00	1,024.45	0.15	0.77
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.08%	$0.40
Class B	1,000.00	1,000.10	0.08	0.40
Class C	1,000.00	1,000.10	0.08	0.40
Sweep Class	1,000.00	1,000.10	0.08	0.40
Hypothetical 5% Return
Class A	$1,000.00	$1,024.80	0.08%	$0.41
Class B	1,000.00	1,024.80	0.08	0.41
Class C	1,000.00	1,024.80	0.08	0.41
Sweep Class	1,000.00	1,024.80	0.08	0.41

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.08%	$0.40
Class B	1,000.00	1,000.10	0.08	0.40
Class C	1,000.00	1,000.10	0.08	0.40
Hypothetical 5% Return
Class A	$1,000.00	$1,024.80	0.08%	$0.41
Class B	1,000.00	1,024.80	0.08	0.41
Class C	1,000.00	1,024.80	0.08	0.41
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.16%	$0.81
Class B	1,000.00	1,000.10	0.16	0.81
Class C	1,000.00	1,000.10	0.16	0.81
Class H	1,000.00	1,000.10	0.16	0.81
Sweep Class	1,000.00	1,000.10	0.16	0.81
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.16%	$0.82
Class B	1,000.00	1,024.40	0.16	0.82
Class C	1,000.00	1,024.40	0.16	0.82
Class H	1,000.00	1,024.40	0.16	0.82
Sweep Class	1,000.00	1,024.40	0.16	0.82

SEI Daily Income Trust / Annual Report / January 31, 2015	77

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Annualized Expense Ratios	Expenses Paid During Period *
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.05%	$0.25
Class B	1,000.00	1,000.10	0.05	0.25
Class C	1,000.00	1,000.10	0.05	0.25
Sweep Class	1,000.00	1,000.10	0.05	0.25
Hypothetical 5% Return
Class A	$1,000.00	$1,024.95	0.05%	$0.26
Class B	1,000.00	1,024.95	0.05	0.26
Class C	1,000.00	1,024.95	0.05	0.26
Sweep Class	1,000.00	1,024.95	0.05	0.26
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.04%	$0.20
Class B	1,000.00	1,000.10	0.04	0.20
Class C	1,000.00	1,000.10	0.04	0.20
Hypothetical 5% Return
Class A	$1,000.00	$1,025.00	0.04%	$0.20
Class B	1,000.00	1,025.00	0.04	0.20
Class C	1,000.00	1,025.00	0.04	0.20
Ultra Short Duration Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,002.00	0.38%	$1.92
Hypothetical 5% Return
Class A	$1,000.00	$1,023.29	0.38%	$1.94

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Annualized Expense Ratios	Expenses Paid During Period *
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,009.80	0.48%	$2.43
Hypothetical 5% Return
Class A	$1,000.00	$1,022.79	0.48%	$2.45
Short-Duration Government Fund
Actual Fund Return
Class Y	$1,000.00	$1,000.00	0.38%	$0.34	**
Hypothetical 5% Return
Class Y	$1,000.00	$1,023.29	0.38%	$1.94
Intermediate-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,031.80	0.53%	$2.71
Hypothetical 5% Return
Class A	$1,000.00	$1,022.53	0.53%	$2.70
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$1,038.80	0.63%	$3.24
Hypothetical 5% Return
Class A	$1,000.00	$1,022.03	0.63%	$3.21

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 33/365 (inception to date).

78	SEI Daily Income Trust / Annual Report / January 31, 2015

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds generally as classified by Lipper (unless otherwise adjusted), an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) the Adviser’s and Sub-Advisers’ potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance compared with peer groups of mutual funds as classified by Lipper (unless otherwise adjusted) and the Funds’ benchmark indices.

SEI Daily Income Trust / Annual Report / January 31, 2015	79

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited) (Continued)

At the March 25-26, 2014 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC and at the March 25-26, 2014 and September 15-16, 2014 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved Sub-Advisory Agreements with certain Sub-Advisers. The Board’s approvals were based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including but not necessarily limited to:

•	the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds and the applicable benchmarks;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds

•

the profitability of SIMC and, in most cases, the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support renewal of the Investment Advisory Agreements.

Fund Performance. The Board considered Fund performance in determining whether to approve new and terminate or renew existing Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied that appropriate steps were being taken, but agreed that they would continue to closely monitor the Fund performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Advisers, the Board took into

80	SEI Daily Income Trust / Annual Report / January 31, 2015

account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, different factors may have been given varied weight by different Trustees, and the Trustees did not identify any particular information that was all-important or controlling

SEI Daily Income Trust / Annual Report / January 31, 2015	81

Notice to Shareholders (Unaudited)

For shareholders that do not have a January 31, 2015, taxable year end, this notice is for information purposes only. For shareholders with a January 31, 2015, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended January 31, 2015, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Total Distributions (Tax Basis)	U.S.Government Interest (1)		Interest Related Dividends (2)	Short-Term Capital Gains Dividends (3)
Money Market Fund	0.00%	100.00%	100.00%	4.00	%*	99.69%	100.00%
Government Fund	0.00%	100.00%	100.00%	51.37	%*	100.00%	0.00%
Government II Fund	0.00%	100.00%	100.00%	100.00	%*	99.77%	100.00%
Prime Obligation Fund	0.00%	100.00%	100.00%	1.25	%*	99.84%	0.00%
Treasury Fund	0.00%	100.00%	100.00%	49.85	%*	99.99%	100.00%
Treasury II Fund	0.00%	100.00%	100.00%	100.00	%*	98.72%	100.00%
Ultra Short Duration Bond Fund	0.00%	100.00%	100.00%	0.61	%*	99.61%	0.00%
Short-Duration Government Fund	0.00%	100.00%	100.00%	17.48	%*	100.00%	0.00%
Intermediate-Duration Government Fund	0.00%	100.00%	100.00%	7.48	%*	100.00%	0.00%
GNMA Fund	0.00%	100.00%	100.00%	0.00	%*	100.00%	0.00%

Items (A), (B), (C) are based on the percentage of the Fund’s total distribution.

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the “*” funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(2)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3)	The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Please consult your tax adviser for proper treatment of this information.

82	SEI Daily Income Trust / Annual Report / January 31, 2015

SEI DAILY INCOME TRUST ANNUAL REPORT JANNUARY 31, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-022 (1/15)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal 2015			Fiscal 2014
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$197,000	N/A	$0	$190,000	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$240,350	$0	$0	$237,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See item 4(g)(1) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $50,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2015	Fiscal 2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2015 and 2014 were $240,350 and $237,000, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13 and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b)) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: April 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: April 7, 2015

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: April 7, 2015